Citigroup Mortgage Loan Trust 2024-RP3 ABS-15G

Exhibit 99.1 - Schedule 2(a)

Loan Level Exception - Final Grades (Loan Grades)

																			FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Edgar Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	3000000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $54,750.20 is underdisclosed from calculated Finance Charge of $55,875.46 in the amount of $1,125.26.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Finance Charges.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,440.11 is underdisclosed from calculated Finance Charge of $179,362.61 in the amount of $922.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Construction-Permanent		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,264.83 is underdisclosed from calculated Finance Charge of $328,037.81 in the amount of $772.98.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 104 months, however, the audited TIL indicates MI should drop off after 120 months.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,537.22 is underdisclosed from calculated Finance Charge of $128,583.14 in the amount of $45.92.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $45 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,947.89 is underdisclosed from calculated Finance Charge of $215,268.89 in the amount of $321.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to lender did not include $150 application fee, $60 assignment recording, $15 courier, $21 flood cert, $15 courier or $75 wire fee as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $245,785.51 is underdisclosed from calculated Finance Charge of $246,042.31 in the amount of $256.80.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000022	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,005.28 is underdisclosed from calculated Finance Charge of $271,244.88 in the amount of $239.60.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an application fee of $395 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,558.54 is underdisclosed from calculated Finance Charge of $232,700.52 in the amount of $141.98.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000024	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000028	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000029	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000030	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000032	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000033	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000034	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,273.04 is underdisclosed from calculated Finance Charge of $124,823.80 in the amount of $550.76.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Underdisclosure is payment stream related due to Lender's TIL reflecting MI being in force for 120 months, however based on loan amount and appraised value MI would be in force for 159 months.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000035	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000036	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000037	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,002.84 is underdisclosed from calculated Finance Charge of $65,358.93 in the amount of $356.09.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Attorney Fee of $750 as a prepaid finance. Additionally, TIL Itemization disclosed a Commitment fee of $350 and Final HUD reflects $0.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000038	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000039	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000040	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000041	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000042	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000043	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $259,759.47 is underdisclosed from calculated Finance Charge of $260,131.83 in the amount of $372.36.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose payoff fee $90, release fee $140, settlement fee $295 or courier fee $72.50 as prepaid finance charges. TIL itemization disclosed a doc review fee of $225 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000044	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,859.26 is underdisclosed from calculated Finance Charge of $84,904.26 in the amount of $45.00.
												[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the underwriting fee of $45 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000045	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000047	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000048	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $316,291.31 is underdisclosed from calculated Finance Charge of $316,339.38 in the amount of $48.07.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclsoure due to lender TIL reflects Declining MI for 30 months and Actual TIL reflects level MI for 31 months		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000049	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000050	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000051	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000052	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000053	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000054	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000055	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000056	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $65,353.82 is underdisclosed from calculated Finance Charge of $65,523.86 in the amount of $170.04.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000057	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000060	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000061	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000062	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,324.47 is underdisclosed from calculated Finance Charge of $98,573.78 in the amount of $249.31.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an assignment fee of $10.50, courier fees of $110, a flood cert fee of $25, or a settlement fee of $75 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000063	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000064	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000065	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000066	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,284.44 is underdisclosed from calculated Finance Charge of $182,743.07 in the amount of $458.63.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Flood Cert Fee of $13 and an Escrow Fee of $450 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000067	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000068	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000069	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000070	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000071	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000072	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000073	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $432,574.53 is underdisclosed from calculated Finance Charge of $432,974.52 in the amount of $399.99.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a $600 Title Pick Up Fee as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000074	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000075	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000076	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000077	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000078	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $358,662.08 is underdisclosed from calculated Finance Charge of $358,900.08 in the amount of $238.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not disclose a title courier fee in the amount of $82.00 and a release tracking fee in the amount of $156 as prepaid finance charges	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000079	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000080	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,673.35 is underdisclosed from calculated Finance Charge of $74,729.58 in the amount of $56.23.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000081	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $338,400.15 is underdisclosed from calculated Finance Charge of $338,483.99 in the amount of $83.84.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a recording service fee of $20 as a prepaid finance charge. TIL itemization over disclosed a courier fee of $40 and a closing settlement fee of $195 as prepaid finance charges. Also, TIL itemization reflects an application credit of $300 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000082	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000083	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000084	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000085	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000086	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000087	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000088	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000089	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000090	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000091	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000092	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000093	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000094	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000095	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000096	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000097	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,515.56 is underdisclosed from calculated Finance Charge of $242,563.65 in the amount of $48.09.
												[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a courier fee of $33 in the prepaid amount financed and relfects a Flood cert fee of $5 when the HUD has $20.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000098	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000099	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000100	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000101	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,420.48 is underdisclosed from calculated Finance Charge of $433,795.50 in the amount of $375.02.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000102	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000103	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000104	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000105	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000106	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000107	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000108	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000109	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000110	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000111	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000112	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $314,118.58 is underdisclosed from calculated Finance Charge of $314,418.58 in the amount of $300.00.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an escrow service fee of $50, or a title pick up fee of $250 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000113	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,859.41 is underdisclosed from calculated Finance Charge of $265,910.91 in the amount of $51.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000114	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Construction-Permanent		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000115	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000116	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000117	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000118	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000119	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000120	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000121	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000122	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000123	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000124	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000125	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000126	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000127	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000128	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000129	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000130	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000131	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Construction-Permanent		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000132	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $370,654.60 is underdisclosed from calculated Finance Charge of $370,720.54 in the amount of $65.94.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000133	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000134	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000135	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000136	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000137	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000138	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000139	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $404,901.44 is underdisclosed from calculated Finance Charge of $405,001.62 in the amount of $100.18.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine source of under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000140	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000141	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000142	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000143	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000144	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000145	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000146	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000147	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000148	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000149	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000150	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000151	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,635.20 is underdisclosed from calculated Finance Charge of $279,294.51 in the amount of $2,659.31.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Attorney Fee of $1,454 as a prepaid finance charge. In addition, The disclosed payment on note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000152	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $437,292.73 is underdisclosed from calculated Finance Charge of $437,349.21 in the amount of $56.48.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an settlement fees of $100 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000153	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000154	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000155	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000156	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000157	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000158	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000159	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000160	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000161	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000162	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000163	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000164	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,106.72 is underdisclosed from calculated Finance Charge of $135,187.82 in the amount of $81.10.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000165	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000166	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000167	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000168	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000169	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000170	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $296,679.82 is underdisclosed from calculated Finance Charge of $296,976.82 in the amount of $297.00.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a credit report fee of $13.25, a settlement fee of $200, a flood cert fee of $19 or a tax cert fee of $78 as prepaid finance charges	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000171	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000172	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000173	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,442.33 is underdisclosed from calculated Finance Charge of $346,855.87 in the amount of $413.54.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $585.50 Title Services Charge as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000174	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000175	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000176	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000177	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000178	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000179	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR ofX.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000180	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000181	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000182	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000183	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,571.69 is underdisclosed from calculated Finance Charge of $196,265.69 in the amount of $694.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the Closing Protection Letter Fee of $35, Prepaid Interest Fee of $39.39, nor the Title Settlement Fee of $550 reflected as prepaid finance charges within the Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000184	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000185	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,412.56 is underdisclosed from calculated Finance Charge of $138,465.15 in the amount of $52.59.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000186	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000187	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000188	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000189	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000190	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000191	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000192	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000193	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,492.12 is underdisclosed from calculated Finance Charge of $232,591.12 in the amount of $99.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000194	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000195	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000196	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000197	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000199	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000200	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000201	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000202	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000203	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,079.39 is underdisclosed from calculated Finance Charge of $136,120.66 in the amount of $41.27.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not match fees presented on the HUD; considered missing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000204	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000205	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000206	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000207	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000208	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000209	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000210	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000211	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,388.00 is underdisclosed from calculated Finance Charge of $107,506.76 in the amount of $4,118.76.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000212	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000213	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000214	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,384.86 is underdisclosed from calculated Finance Charge of $137,463.46 in the amount of $78.60.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not include a Rate lock fee of $495 in the prepaid amount financed; however, it does include Lenders title Insurance $350, Prepaid interest $41.40, and sub-escrow fee of $25 not reflected on the HUD.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000215	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000216	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000217	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000218	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $398,203.70 is underdisclosed from calculated Finance Charge of $398,256.70 in the amount of $53.00.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000219	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000220	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000221	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000222	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000224	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000225	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000226	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000227	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000228	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000229	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000230	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000231	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000232	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000233	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000234	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000235	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000236	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000237	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,409.90 is underdisclosed from calculated Finance Charge of $111,658.10 in the amount of $248.20.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000238	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000239	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000240	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000241	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower. You will	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000242	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000243	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000244	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000245	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect TIL Form Used: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000246	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000247	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,475.40 is underdisclosed from calculated Finance Charge of $197,750.68 in the amount of $275.28.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000248	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.			Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000249	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000250	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000251	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000252	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000253	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000254	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000255	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $195,902.50 is underdisclosed from calculated Finance Charge of $196,011.47 in the amount of $108.97.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed Origination charge in the amount of $285 and Final HUD not reflecting origination amount.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000256	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000257	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000258	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000259	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000260	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000261	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000262	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000263	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000264	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000265	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000266	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000267	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000268	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Maryland Mortgage Lending Regulations:  Net Tangible Benefit Worksheet not signed by borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000269	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000270	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000271	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000272	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000273	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000274	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000275	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000276	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000277	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000278	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: Unable to determine the Max Ever Number of Years on the Final TIL on the loan due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : Unable to test the Max Ever Escrow Payment on the loan due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Unable to test the Max Ever Interest Rate on the loan due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Unable to test the Max Ever P&I Payment on the loan due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Unable to test the Max Ever Total Payment on the Final TIL due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: Unable to determine if the Final GFE First Change Date matches the first change date on the loan due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Escrow Amount Inaccurate : TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000279	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000280	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000281	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000282	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000283	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000284	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000285	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000286	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000287	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000288	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000289	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000290	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000291	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000292	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000293	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000294	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000295	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000296	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt of right to cancel in file signed by borrower.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000297	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000298	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000299	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000300	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000301	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000302	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (2010): Maximum interest rate on GFE does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum interest rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000303	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000304	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000305	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000306	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000307	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000308	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000309	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000310	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000311	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000312	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000313	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000314	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000315	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000316	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000317	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000318	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,202.74 is underdisclosed from calculated Finance Charge of $41,367.22 in the amount of $164.48.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing final Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000319	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000320	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000321	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000322	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000323	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000324	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000325	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000326	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000327	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000328	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,829.72 is underdisclosed from calculated Finance Charge of $267,372.72 in the amount of $3,543.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum seller credit of $11,000. reflected on HUD-1, however unable to apply to Origination charges, so it has not been included in testing	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000329	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000330	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: Truth in Lending Act (MDIA 2011):  The discounted introductory rate period on the Final TIL does not match the discounted introductory rate period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000331	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000332	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000333	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000334	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000335	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. [2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000336	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000337	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000338	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000339	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000340	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed. Acknowledgment of Receipt in file not signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000341	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,783.45 is underdisclosed from calculated Finance Charge of $183,046.38 in the amount of $262.93.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000342	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000343	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000344	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000345	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000346	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000347	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000348	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,218.01 is underdisclosed from calculated Finance Charge of $249,390.83 in the amount of $172.82.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000349	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000350	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000351	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000352	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Compliant): Washington HB 2770: Disclosure of material terms not in compliance with state requirements.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower within three (3) business days of receipt of the loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Compliant): The Act does not appear to provide for assignee liability.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000353	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000354	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000355	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,539.41 is underdisclosed from calculated Finance Charge of $94,593.32 in the amount of $53.91.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization did not disclose the tax cert fee of $53.91 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000356	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): DC Mortgage Disclosure Amendment Act of 2007:  Mortgage Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - DC Mortgage Disclosure Amendment Act of 2007 (Mortgage Disclosure Not Provided): There is no Assignee Liability or validity of loan issues for a violation of the Act.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000357	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000358	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000359	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000360	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000361	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000362	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000363	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000364	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000365	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Miscellaneous Compliance - Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000366	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000367	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000368	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000369	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000370	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000371	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000372	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,208.34 is underdisclosed from calculated Finance Charge of $250,649.34 in the amount of $7,441.00.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing the amortization schedule.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000373	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000374	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000375	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000376	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000377	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000378	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,084.20 is underdisclosed from calculated Finance Charge of $291,933.20 in the amount of $1,849.00.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000379	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000380	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000381	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000382	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000383	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000384	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000385	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000386	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $27,721.40 is underdisclosed from calculated Finance Charge of $28,069.67 in the amount of $348.27.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000387	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,271.65 is underdisclosed from calculated Finance Charge of $41,486.49 in the amount of $214.84.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify finance charge variance due to missing itemization of amount financed	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000388	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000389	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000390	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000391	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000392	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000393	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000394	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000395	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000396	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,111.85 is underdisclosed from calculated Finance Charge of $227,274.35 in the amount of $162.50.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000397	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000398	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,996.67 is underdisclosed from calculated Finance Charge of $70,106.17 in the amount of $1,109.50.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure. HUD lists a seller credit in the amount of $3,500 on line 209 that is not itemized therefore excluded.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000399	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000400	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000401	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,773.34 is underdisclosed from calculated Finance Charge of $187,945.34 in the amount of $172.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose $155 of the $995 settlement fee or $67 tax service fee as prepaid finance charges. In addition, itemization over disclosed a $50 escrow service fee.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000402	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000403	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000404	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000405	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000406	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,615.23 is underdisclosed from calculated Finance Charge of $291,234.98 in the amount of $619.75.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a settlement fee of $620 as a prepaid finance charge.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000407	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $290,179.52 is underdisclosed from calculated Finance Charge of $290,329.52 in the amount of $150.00.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000408	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000409	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000410	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000411	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000412	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000413	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000414	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000415	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000416	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000417	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,409.64 is underdisclosed from calculated Finance Charge of $121,760.03 in the amount of $350.39.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000418	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000419	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000420	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000421	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,353.22 is underdisclosed from calculated Finance Charge of $154,641.84 in the amount of $288.62.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Itemization did not reflect the Appraisal fee of $425 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000422	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,594.66 is underdisclosed from calculated Finance Charge of $82,881.18 in the amount of $286.52.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000423	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000424	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000425	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,777.25 is underdisclosed from calculated Finance Charge of $184,972.25 in the amount of $195.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the wire fee of $125 or the release tracking fee of $70 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000426	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000427	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000428	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000429	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000430	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000431	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,957.24 is underdisclosed from calculated Finance Charge of $164,001.24 in the amount of $44.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000432	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000433	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000434	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL signed by all required parties is blank: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000435	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000436	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000437	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000438	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000439	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000440	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,061.84 is underdisclosed from calculated Finance Charge of $150,097.90 in the amount of $36.06.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing final itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000441	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000442	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000443	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000444	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000445	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000446	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,977.89 is underdisclosed from calculated Finance Charge of $114,294.89 in the amount of $1,317.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not disclose the $899 admin fee, $75 closing protection letter, $200 settlement fee, $50 courier fee, or the $75 property inspection waiver as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000447	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000449	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000450	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000451	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000452	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000453	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000454	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000455	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000456	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000457	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000458	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000459	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000460	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000461	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000462	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000463	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,933.09 is underdisclosed from calculated Finance Charge of $314,782.50 in the amount of $849.41.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000464	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,735.18 is underdisclosed from calculated Finance Charge of $93,078.19 in the amount of $343.01.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000465	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000466	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,961.51 is underdisclosed from calculated Finance Charge of $59,063.51 in the amount of $102.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000467	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000468	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000469	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000470	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000471	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000472	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,983.36 is underdisclosed from calculated Finance Charge of $147,290.35 in the amount of $4,306.99.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing final itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000473	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000474	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000475	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000476	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,315.74 is underdisclosed from calculated Finance Charge of $157,364.74 in the amount of $49.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a closing protection letter fee of $25 and a recording service fee of $25 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000477	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000478	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000479	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000480	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000481	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000482	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,804.07 is underdisclosed from calculated Finance Charge of $345,537.17 in the amount of $733.10.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Itemization does not disclose prepaid interest of $760.35.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000483	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000484	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000485	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000486	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000487	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000488	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000489	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000490	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000491	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000492	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000493	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000494	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000495	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,837.25 is underdisclosed from calculated Finance Charge of $112,890.49 in the amount of $53.24.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000496	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000497	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000498	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000499	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000500	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed and Acknowledgment of Receipt is not in the file.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000501	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000502	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000503	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000504	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000505	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000506	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000507	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000508	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,194.57 is underdisclosed from calculated Finance Charge of $214,606.34 in the amount of $411.77.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000509	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000510	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000511	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000512	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,315.89 is underdisclosed from calculated Finance Charge of $212,665.89 in the amount of $350.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $650 Settlement Fee as a Prepaid Finance Charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000513	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000514	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000515	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000516	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000517	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,492.53 is underdisclosed from calculated Finance Charge of $53,591.52 in the amount of $98.99.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a title review fee of $99 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000518	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000519	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000520	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000521	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Nevada Home Loan (Property Insurance Exceeds Replacement Value): Nevada Home Loan: Property insurance exceeds the replacement value of the property.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

State Compliance - Nevada Home Loan (Property Insurance Exceeds Replacement Value): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000522	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000523	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000524	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000525	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000526	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000527	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000528	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000529	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000530	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	State Compliance - Maryland Counseling Disclosure Not Compliant: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000531	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000532	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000533	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000534	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $297,148.59 is underdisclosed from calculated Finance Charge of $298,906.04 in the amount of $1,757.45.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000535	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000536	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000537	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000538	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000539	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,155.98 is underdisclosed from calculated Finance Charge of $128,383.99 in the amount of $228.01.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed lump sum prepaid interest in the amount of $19.18 however, Final HUD reflects $441.14	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000540	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000541	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000542	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000543	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000544	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000545	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000546	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000547	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000548	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000549	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000550	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,751.40 is underdisclosed from calculated Finance Charge of $170,069.70 in the amount of $1,318.30.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000551	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000552	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000553	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000554	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at home loan. Final TIL is not signed, however, Acknowledgement of Receipt in file signed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000555	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000556	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000557	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000558	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000559	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000560	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000561	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000562	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000563	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000564	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000565	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000566	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000567	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000568	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000569	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000570	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,971.82 is underdisclosed from calculated Finance Charge of $98,062.04 in the amount of $1,090.22.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization matches calculated charges; both are a negative amount	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000571	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000572	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000573	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000574	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000575	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000576	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000577	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000578	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000579	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000580	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000581	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,234.16 is underdisclosed from calculated Finance Charge of $152,349.16 in the amount of $115.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an appraisal waiver fee of $75.00, a Closing Protection Letter fee of $25.00 or a Wire fee of $15.00 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000582	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,080.10 is underdisclosed from calculated Finance Charge of $169,214.04 in the amount of $133.94.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000583	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000584	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000585	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000586	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $408,647.79 is underdisclosed from calculated Finance Charge of $409,280.72 in the amount of $632.93.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $980.00 Copies Fee as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000587	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000588	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000589	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000590	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000591	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,560.00 is underdisclosed from calculated Finance Charge of $165,891.39 in the amount of $1,331.39.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000592	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000593	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000594	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000595	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000596	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000597	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000598	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000599	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000600	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000601	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000602	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $211,900.07 is underdisclosed from calculated Finance Charge of $212,348.08 in the amount of $448.01.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a disbursements / fedex fee of $170 as a prepaid finance charge. TIL Itemization only disclosed an attorney's fee of $1,000, but final HUD reflects $1,250.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000603	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000604	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000605	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000606	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000607	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000608	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000609	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000610	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed and, Acknowledgment of Receipt in file is not signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000611	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000612	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000613	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000614	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000615	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000616	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000617	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000618	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000619	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000620	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000621	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000622	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,169.06 is underdisclosed from calculated Finance Charge of $324,241.06 in the amount of $72.00.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing final Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000623	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,975.58 is underdisclosed from calculated Finance Charge of $70,407.72 in the amount of $2,432.14.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000624	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,740.64 is underdisclosed from calculated Finance Charge of $257,840.64 in the amount of $100.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Itemization does not disclose subordination fee of $100.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000625	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000626	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000627	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000629	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000630	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000631	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000632	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000633	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000635	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,858.42 is underdisclosed from calculated Finance Charge of $148,904.42 in the amount of $46.00.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $46 Subordination Fee in the Prepaid Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000636	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at home loan. Final TIL not signed; however, Acknowledgement of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000637	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000638	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000639	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000640	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. [2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000641	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000642	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000643	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000644	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000645	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000646	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,749.81 is underdisclosed from calculated Finance Charge of $64,911.29 in the amount of $161.48.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $25.00 Title Service Charges nor Subordination Recording Fees of $138.00 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000647	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $383,871.17 is underdisclosed from calculated Finance Charge of $384,058.72 in the amount of $187.55.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a structural inspection fee of $336 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000648	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000649	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000651	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000652	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000653	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000654	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000655	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: HUD settlement booklet was not provided within 3 day of the initial application datedXX/XX/XXXX.		Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000656	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000657	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000658	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000659	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000660	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000661	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000663	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000664	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000665	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000666	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000667	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,755.34 is underdisclosed from calculated Finance Charge of $183,300.07 in the amount of $1,544.73.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $4573.88, however, final HUD reflects $6113.62	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000668	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000669	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000670	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000671	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000672	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $75,374.03 is underdisclosed from calculated Finance Charge of $75,595.82 in the amount of $221.79.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Itemization did not reflect the Subordination fee of $250 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000673	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000674	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000675	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000676	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000677	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000678	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000679	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000680	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000681	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000682	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000683	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000684	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,218.76 is underdisclosed from calculated Finance Charge of $207,298.37 in the amount of $79.61.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000685	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000686	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000687	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000688	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000689	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000690	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000691	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000692	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000693	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000694	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000695	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000696	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000697	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000698	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000699	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000701	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000702	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000703	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,062.26 is underdisclosed from calculated Finance Charge of $135,217.26 in the amount of $155.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Recording Fee $155 as Prepaid Finance Charge	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000704	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000705	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Disclosure provided XX/XX/XXXX.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000706	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000707	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000708	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000709	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000710	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000711	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000712	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000713	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000714	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000715	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,724.89 is underdisclosed from calculated Finance Charge of $48,940.40 in the amount of $215.51.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000716	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000717	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000718	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,455.89 is underdisclosed from calculated Finance Charge of $128,717.13 in the amount of $261.24.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000719	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000720	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000721	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application date of XX/XX/XXXX which is one month prior to consummation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000722	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000723	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000724	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000725	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000726	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000727	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,722.51 is underdisclosed from calculated Finance Charge of $80,886.62 in the amount of $164.11.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the mortgage inspection fee of $175 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000728	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000729	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - Missing Document: Note - Subject Lien not provided
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000730	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000731	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000732	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000733	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000734	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000735	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000736	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,681.35 is underdisclosed from calculated Finance Charge of $190,901.35 in the amount of $220.00.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000737	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000738	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000739	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000740	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000741	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000742	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000743	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000744	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000745	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000746	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000747	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000748	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000749	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000750	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000751	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000752	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgement of receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000753	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000754	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000755	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000756	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
												[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.			Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000757	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,076.74 is underdisclosed from calculated Finance Charge of $114,279.24 in the amount of $202.50.
												[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a funding fee of $202.50 as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000758	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000759	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,705.05 is underdisclosed from calculated Finance Charge of $178,907.55 in the amount of $202.50.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $202.50 Settlement Service Fee in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000760	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000761	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000762	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000763	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000764	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000765	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,061.57 is underdisclosed from calculated Finance Charge of $334,331.57 in the amount of $270.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the assignment recording fee of $245 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000766	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000767	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000768	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000769	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000770	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,871.87 is underdisclosed from calculated Finance Charge of $240,926.41 in the amount of $54.54.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000771	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000772	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000773	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000774	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000775	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000776	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000777	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000778	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000779	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000780	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000781	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000782	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000783	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000784	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,594.97 is underdisclosed from calculated Finance Charge of $313,091.47 in the amount of $496.50.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose $70 in Courier Fees, $100 Subordination Fee in Prepaid interest. It did disclose $325 Misc Recording Fee and $98.50 Credit Report fee that are not included in the Calculated Finance Charge. There are also $750 in Title Fees, Purpose Not Disclosed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000785	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000786	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $106,108.55 is underdisclosed from calculated Finance Charge of $106,158.55 in the amount of $50.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the application fee of $50 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000787	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000789	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000790	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000791	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $61,566.83 is underdisclosed from calculated Finance Charge of $61,616.83 in the amount of $50.00.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000792	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000793	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000794	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000795	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000796	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,634.04 is underdisclosed from calculated Finance Charge of $53,851.32 in the amount of $217.28.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a subordination fee of $200 or a CPL fee of $75 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000797	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000798	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000799	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000800	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000801	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000802	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000803	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000804	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000805	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000806	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000807	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000808	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000809	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,154.05 is underdisclosed from calculated Finance Charge of $126,297.88 in the amount of $143.83.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000810	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000811	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000812	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000813	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000814	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000815	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000816	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $220,699.39 is underdisclosed from calculated Finance Charge of $220,784.39 in the amount of $85.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000817	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,009.81 is underdisclosed from calculated Finance Charge of $96,314.79 in the amount of $304.98.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing the final Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000818	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000819	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000820	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,976.48 is underdisclosed from calculated Finance Charge of $173,035.85 in the amount of $1,059.37.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000821	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,487.02 is underdisclosed from calculated Finance Charge of $88,706.15 in the amount of $219.13.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the tax cert fee of $54.13 as a prepaid finance charge. Itemization disclosed the loan origination fee as $843.64 vs audit at $1343.64, settlement fee as $300 vs audit at $275, title courier fee as $40 vs audit $30, and funding fee as $300 vs audit $0.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000822	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $285,806.72 is underdisclosed from calculated Finance Charge of $287,086.72 in the amount of $1,280.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000823	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000824	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,634.92 is underdisclosed from calculated Finance Charge of $266,733.86 in the amount of $98.94.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000825	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,765.20 is underdisclosed from calculated Finance Charge of $150,220.06 in the amount of $2,454.86.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000826	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000827	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000828	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $160,634.16 is underdisclosed from calculated Finance Charge of $160,784.16 in the amount of $150.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: Unable to determine Servicing Disclosure Statement was provided due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000829	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $209,836.32 is underdisclosed from calculated Finance Charge of $209,986.32 in the amount of $150.00.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000830	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $163,899.57 is underdisclosed from calculated Finance Charge of $167,934.57 in the amount of $4,035.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: There is a lump sum seller credit in the amount of $5,000 but no itemization of amount financed so credit not applied.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000831	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000832	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000833	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000834	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000835	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000836	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000837	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000838	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000839	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $58,868.35 is underdisclosed from calculated Finance Charge of $58,906.76 in the amount of $38.41.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000840	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000841	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000842	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,195.14 is underdisclosed from calculated Finance Charge of $182,313.14 in the amount of $2,118.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000843	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Pennsylvania Prepayment Penalty Banking Code: Pennsylvania Prepayment Penalty: A prepayment penalty is not permissible on a loan made by a Pennsylvania-chartered bank or bank and trust company.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000844	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,524.45 is underdisclosed from calculated Finance Charge of $240,629.45 in the amount of $105.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000845	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000846	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000847	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000848	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000849	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000850	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000851	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000852	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000853	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000854	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA - Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000855	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000856	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000857	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000859	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000860	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000861	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000862	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000863	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000864	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000865	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000866	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000867	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000868	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000869	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000870	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000871	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (2010): First Change Date on GFE does not match First Change Date on Note.
[2] Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  First Change Date on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000872	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000873	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000874	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000875	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgement of receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000876	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $325,374.30 is underdisclosed from calculated Finance Charge of $325,688.90 in the amount of $314.60.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000877	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000878	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000879	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000880	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000881	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000882	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000883	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000885	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,646.08 is underdisclosed from calculated Finance Charge of $130,046.08 in the amount of $400.00.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed included the settlement fee of $600, the HUD indicated $910.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000886	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000887	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000888	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000889	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000890	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. [2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000891	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000892	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000893	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000894	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000895	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000896	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.			Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000898	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000899	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000900	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,869.59 is underdisclosed from calculated Finance Charge of $294,587.59 in the amount of $718.00.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000901	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000902	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000903	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $276,126.88 is underdisclosed from calculated Finance Charge of $276,211.88 in the amount of $85.00.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose $220 of the $670 settlement fee as prepaid finance charge. In addition, itemization over disclosed $135 Attorney Fee.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000904	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $248,952.38 is underdisclosed from calculated Finance Charge of $249,737.98 in the amount of $785.60.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000905	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000906	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000907	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000909	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000910	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000911	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000912	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000913	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000915	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000916	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000918	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000919	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000920	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000921	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000922	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000923	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $169,704.29 is underdisclosed from calculated Finance Charge of $171,701.66 in the amount of $1,997.37.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the loan origination charge in the amount of $2,364.40 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000924	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,044.97 is underdisclosed from calculated Finance Charge of $146,866.91 in the amount of $821.94.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not include the $19 Flood Fee, $80 Tax Fee or the $802.94 Settlement Fee in the Prepaid Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000925	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000926	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,059.30 is underdisclosed from calculated Finance Charge of $230,296.65 in the amount of $237.35.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by the borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000927	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000928	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000929	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $552,857.84 is underdisclosed from calculated Finance Charge of $552,973.84 in the amount of $116.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000930	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000931	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000932	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000934	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000935	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000936	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000937	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000938	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000939	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000940	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000941	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000942	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000943	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $364,829.71 is underdisclosed from calculated Finance Charge of $364,869.11 in the amount of $39.40.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Underwriting fee of $665 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000944	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000945	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000946	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,100.91 is underdisclosed from calculated Finance Charge of $374,579.78 in the amount of $478.87.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000947	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000948	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000949	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000950	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000952	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000953	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000954	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000955	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000956	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine due to missing the initial application	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000957	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000958	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000959	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000960	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000961	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE and HUD 10% Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 1/HUD 801 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 2/HUD 802 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block 8/HUD 1203 Transfer Tax Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: Unable to determine if there was a variance between the Final GFE and the Final HUD-1 for GFE Block A/HUD 803 Fees without a cure due to missing information.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: Unable to determine if the Good Faith Estimate column on page 3 of the Final HUD-1 is accurate as compared to the most recently disclosed Good Faith Estimate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial GFE Missing: Unable to determine if the Good Faith Estimate was provided due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: Unable to determine if the Final GFE indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: Unable to determine if the Final GFE reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: Unable to determine if the Final GFE reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000962	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000963	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000964	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000965	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

															State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000966	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000967	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Closing / Title - (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided.
[2] Closing / Title - (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in
file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000968	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: Unable to determine if the Final HUD-1 Settlement Statement is on the proper 2010 form due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000969	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000970	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000971	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3000972	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000973	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000974	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,149.36 is underdisclosed from calculated Finance Charge of $227,625.07 in the amount of $475.71.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Title service fee of $451.71 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000975	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,575.61 is underdisclosed from calculated Finance Charge of $245,117.61 in the amount of $1,542.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000976	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000977	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000978	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000979	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000980	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000982	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000984	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

															State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000985	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000986	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000987	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000988	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000989	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000990	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000991	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.			State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3000992	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000993	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000994	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000995	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000996	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000997	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000998	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3000999	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $380,020.10 is underdisclosed from calculated Finance Charge of $380,095.10 in the amount of $75.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Property Inspection Waiver fee of $75 as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,979.55 is underdisclosed from calculated Finance Charge of $224,331.00 in the amount of $351.45.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Settlement/Closing fee for $565, Tax Cert fee for $53.67, Courier fee for $38.32, Courier fee for $25, Wire fee for $20 and an Email/E-doc fee for $2.38 as prepaid finance charges. The TIL Itemization disclosed prepaid interest in the amount of $352.92 and the Final HUD does not reflect this charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)			Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $749,001.30 is underdisclosed from calculated Finance Charge of $749,696.07 in the amount of $694.77.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,146.64 is underdisclosed from calculated Finance Charge of $145,920.42 in the amount of $773.78.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney fee of $450, a recording service fee of $250 or a courier fee of $15 as prepaid finance charges and lender’s TIL reflecting MI being in force for 46 months, however based on the loan amount and appraised value the MI would drop off after 48 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001022	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001024	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001028	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001029	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $340,986.94 is underdisclosed from calculated Finance Charge of $341,137.43 in the amount of $150.49.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001030	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001031	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001032	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001033	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001034	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001035	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001036	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001037	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001038	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001039	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001040	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001041	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001042	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001043	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001044	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001045	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001046	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001047	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001048	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001049	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001050	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001051	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001052	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,479.44 is underdisclosed from calculated Finance Charge of $153,823.30 in the amount of $343.86.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001053	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001054	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001055	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001056	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001057	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001058	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001059	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001060	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001061	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,499.04 is underdisclosed from calculated Finance Charge of $107,704.56 in the amount of $205.52.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the settlement fee of $250 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001062	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001063	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): The Act does not appear to provide for assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001064	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001065	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001066	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
												[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.			State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001067	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001068	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001070	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001071	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001072	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
												[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001073	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001074	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001075	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001076	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001077	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001078	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001079	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,142.25 is underdisclosed from calculated Finance Charge of $291,197.28 in the amount of $55.03.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $55 Overnight Fee in the Prepaid Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001080	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001081	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001082	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001083	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001084	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001085	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001086	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001087	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001088	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions. Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001089	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001090	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear. State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001091	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001092	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001093	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001094	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001095	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001096	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001097	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001098	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001099	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001100	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001101	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001102	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001103	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001104	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001105	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001106	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001107	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001108	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001109	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001110	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,232.91 is underdisclosed from calculated Finance Charge of $111,821.35 in the amount of $3,588.44.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001111	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001112	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001113	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,499.52 is underdisclosed from calculated Finance Charge of $170,604.52 in the amount of $105.00.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001114	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001115	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001116	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001117	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001118	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001119	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation.			State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001120	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $378,649.69 is underdisclosed from calculated Finance Charge of $378,917.38 in the amount of $267.69.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 104 months, however, the audited TIL indicates MI should drop off after 105 months.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001121	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001122	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001123	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001124	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001125	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Dual Agency Fees): Massachusetts Mortgage Lender and Broker Regulations: Loan files contains evidence an entity acted as both the lender and broker and received separate fees for each role.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Dual Agency Fees): No Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001126	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001127	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001128	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001129	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001130	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001131	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001132	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001133	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001134	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001135	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001136	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001137	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001138	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001139	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001140	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $42,683.11 is underdisclosed from calculated Finance Charge of $42,869.69 in the amount of $186.58.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001141	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001142	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001143	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001144	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001145	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001146	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001147	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $135,634.57 is underdisclosed from calculated Finance Charge of $136,179.52 in the amount of $544.95.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001148	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $129,829.68 is underdisclosed from calculated Finance Charge of $129,969.85 in the amount of $140.17.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001149	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001150	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $651,934.20 is underdisclosed from calculated Finance Charge of $652,040.73 in the amount of $106.53.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the escrow service fee of $75 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001151	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001152	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,261.32 is underdisclosed from calculated Finance Charge of $215,237.20 in the amount of $975.88.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $999.43 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $51.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001153	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001154	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,327.80 is underdisclosed from calculated Finance Charge of $283,237.59 in the amount of $909.79.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1395.83 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001155	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001156	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001157	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001158	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001159	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
												[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001160	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001161	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001162	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001163	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,480.82 is underdisclosed from calculated Finance Charge of $151,167.39 in the amount of $686.57.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $732.24 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001164	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001165	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $347,522.65 is underdisclosed from calculated Finance Charge of $348,520.65 in the amount of $998.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001166	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001167	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $515,430.09 is underdisclosed from calculated Finance Charge of $515,523.15 in the amount of $93.06.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an E-doc fee of $50, title courier fee $152.47	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001168	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,725.36 is underdisclosed from calculated Finance Charge of $155,323.38 in the amount of $598.02.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001169	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001170	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001171	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001172	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $280,983.75 is underdisclosed from calculated Finance Charge of $281,816.65 in the amount of $832.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL disclosed 69 payments with MI of $1501.07 while Actual TIL Calculation reflects 78 payments with MI of $1501.07.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001173	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001174	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001175	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001176	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001177	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001178	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001179	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001180	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001181	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001182	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,562.31 is underdisclosed from calculated Finance Charge of $294,377.54 in the amount of $815.23.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001183	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001184	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001185	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001186	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $731,625.61 is underdisclosed from calculated Finance Charge of $731,918.61 in the amount of $293.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is payment stream related sourced to the calculation of MI payments within the Final TIL.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001187	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001188	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001189	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001190	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001191	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001192	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001193	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001194	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001195	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001196	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,574.22 is underdisclosed from calculated Finance Charge of $177,115.70 in the amount of $541.48.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001197	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,495.48 is underdisclosed from calculated Finance Charge of $333,832.92 in the amount of $1,337.44.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001198	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $339,036.19 is underdisclosed from calculated Finance Charge of $339,158.58 in the amount of $122.39.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001199	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001200	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001201	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001202	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001203	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001204	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001205	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $247,182.50 is underdisclosed from calculated Finance Charge of $248,399.27 in the amount of $1,216.77.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1159.20 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001206	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001207	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001208	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001209	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,542.30 is underdisclosed from calculated Finance Charge of $124,897.97 in the amount of $355.67.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2082.41 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001210	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,383.70 is underdisclosed from calculated Finance Charge of $66,529.86 in the amount of $146.16.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders Final TIL represents 180 monthly payments of $1092.29 Whereas audited reflects 179 monthly payments of $1092.29 and 1 monthly payment of $1238.45 respectively.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001211	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001212	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001213	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001214	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,653.69 is underdisclosed from calculated Finance Charge of $205,477.38 in the amount of $823.69.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the tax service fee of $61.40 as a prepaid finance charge and disclosed payment on Note of $1,016.10 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001215	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,191.50 is underdisclosed from calculated Finance Charge of $266,267.65 in the amount of $1,076.15.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1322.60 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001216	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,801.70 is underdisclosed from calculated Finance Charge of $254,886.00 in the amount of $1,084.30.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001217	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001218	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $57,627.59 is underdisclosed from calculated Finance Charge of $57,778.83 in the amount of $151.24.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001219	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $22,150.41 is underdisclosed from calculated Finance Charge of $22,259.82 in the amount of $109.41.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001220	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001221	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001222	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001224	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001225	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001226	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is overdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,283.43 is underdisclosed from calculated Finance Charge of $79,546.81 in the amount of $263.38.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001227	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001228	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $109,308.80 is underdisclosed from calculated Finance Charge of $110,078.17 in the amount of $769.37.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001229	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001230	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001231	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001232	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.			Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001233	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001234	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001235	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001236	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001237	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001238	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001239	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $432,803.14 is underdisclosed from calculated Finance Charge of $434,353.50 in the amount of $1,550.36.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001240	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $383,518.54 is underdisclosed from calculated Finance Charge of $385,350.96 in the amount of $1,832.42.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the prepaid interest fee for $1,552.08, Attorney fee for $850, Assignment Mortgage/DOT fee for $115 and did disclose a Settlement Closing fee for $650 and the Final HUD did not reflect this fee as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001241	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001242	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,387.70 is underdisclosed from calculated Finance Charge of $290,559.16 in the amount of $1,171.46.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1434.57 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001243	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001244	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001245	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001246	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001247	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001248	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001249	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001250	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001251	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001252	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001253	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $153,574.25 is underdisclosed from calculated Finance Charge of $154,286.37 in the amount of $712.12.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders final Til represents 360 monthly payments of $791.30 where audited as reflects 2 monthly payments of $791.30
and 357 monthly payments of $791.30 and 1 payments of $1441.32 respectively.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001254	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,760.20 is underdisclosed from calculated Finance Charge of $259,134.88 in the amount of $1,374.68.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1327.07 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service (lien protection fee) of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001255	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001256	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001257	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,510.52 is underdisclosed from calculated Finance Charge of $260,662.96 in the amount of $152.44.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the email fee of $50, courier fee of $50 and wire fee of $15 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001258	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001259	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001260	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001261	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001262	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001263	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001264	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001265	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $451,452.52 is underdisclosed from calculated Finance Charge of $453,104.24 in the amount of $1,651.72.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001266	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $253,162.30 is underdisclosed from calculated Finance Charge of $254,085.98 in the amount of $923.68.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001267	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001268	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,225.79 is underdisclosed from calculated Finance Charge of $111,576.40 in the amount of $350.61.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan. Also, itemization does not include the $61.50 Closing protection letter fee as prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001269	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001270	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $317,052.31 is underdisclosed from calculated Finance Charge of $317,354.21 in the amount of $301.90.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the final TIL disclosing the monthly MI payment through month 118 and the audited TIL dropping the monthly MI payment after the 120th payment		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001271	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001272	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001273	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001274	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001275	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] General - Incomplete Document: Right to Cancel (RTC) is incomplete
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	General - Incomplete Document: Right to Cancel (RTC) is incomplete: RTC do not have borrower's signature.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001276	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001277	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,039.70 is underdisclosed from calculated Finance Charge of $206,103.51 in the amount of $63.81.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a lien protection fee of $61.50 as prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001278	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001279	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001280	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,489.69 is underdisclosed from calculated Finance Charge of $342,986.96 in the amount of $497.27.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001281	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001282	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001283	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,566.80 is underdisclosed from calculated Finance Charge of $267,428.34 in the amount of $861.54.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1385.68 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001284	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001285	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,919.64 is underdisclosed from calculated Finance Charge of $312,230.58 in the amount of $310.94.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001286	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001287	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $10,814.23 is underdisclosed from calculated Finance Charge of $10,857.01 in the amount of $42.78.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001288	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $204,051.30 is underdisclosed from calculated Finance Charge of $204,758.07 in the amount of $706.77.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $976.38 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001289	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001290	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001291	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001292	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001293	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001294	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001295	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001296	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001297	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $312,286.21 is underdisclosed from calculated Finance Charge of $312,411.62 in the amount of $125.41.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001298	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,722.00 is underdisclosed from calculated Finance Charge of $350,201.66 in the amount of $1,479.66.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001299	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001300	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001301	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $152,345.01 is underdisclosed from calculated Finance Charge of $152,702.36 in the amount of $357.35.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001302	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001303	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001304	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,459.50 is underdisclosed from calculated Finance Charge of $55,677.76 in the amount of $218.26.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $867.765 does not correspond with the loan amount, loan term, and interest rate on the loan - DSI	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001305	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,746.40 is underdisclosed from calculated Finance Charge of $253,893.20 in the amount of $1,146.80.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001306	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001307	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001308	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001309	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001310	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001311	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001312	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001313	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $243,879.19 is underdisclosed from calculated Finance Charge of $247,408.19 in the amount of $3,529.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001314	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $62,647.92 is underdisclosed from calculated Finance Charge of $62,840.37 in the amount of $192.45.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001315	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001316	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $636,431.84 is underdisclosed from calculated Finance Charge of $636,700.82 in the amount of $268.98.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the final TIL dropping the monthly MI after the 161st payment however the audited TIL dropping the monthly MI after the 162nd payment.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001317	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001318	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001319	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001320	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001321	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001322	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,821.79 is underdisclosed from calculated Finance Charge of $220,670.90 in the amount of $849.11.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001323	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001324	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $238,308.10 is underdisclosed from calculated Finance Charge of $239,216.26 in the amount of $908.16.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001325	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001326	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001327	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001328	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001329	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001330	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001331	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001332	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $78,427.90 is underdisclosed from calculated Finance Charge of $78,782.85 in the amount of $354.95.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $371.39 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee (lien protection fee) of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001333	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001334	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001335	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001336	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001337	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001338	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001339	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $337,333.07 is underdisclosed from calculated Finance Charge of $339,059.07 in the amount of $1,726.00.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001340	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $252,950.40 is underdisclosed from calculated Finance Charge of $254,524.57 in the amount of $1,574.17.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1198.06 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001341	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001342	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001343	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001344	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $98,536.93 is underdisclosed from calculated Finance Charge of $98,856.21 in the amount of $319.28.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001345	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001346	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001347	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,201.40 is underdisclosed from calculated Finance Charge of $83,578.53 in the amount of $377.13.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $388.19 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001348	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001349	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001350	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001351	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001352	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001353	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,237.80 is underdisclosed from calculated Finance Charge of $141,693.66 in the amount of $455.86.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001354	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001355	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001356	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $345,405.90 is underdisclosed from calculated Finance Charge of $346,808.67 in the amount of $1,402.77.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $1,654.59 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001357	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001358	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,851.48 is underdisclosed from calculated Finance Charge of $261,953.80 in the amount of $102.32.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001359	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001360	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001361	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001362	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001363	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001364	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001365	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,980.63 is underdisclosed from calculated Finance Charge of $158,776.00 in the amount of $795.37.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001366	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,082.53 is underdisclosed from calculated Finance Charge of $168,183.99 in the amount of $101.46.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Post Closing fee $25, and E-Mail / E-doc Fee of $50 as prepaid finance charges		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001367	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001368	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $126,753.30 is underdisclosed from calculated Finance Charge of $127,183.00 in the amount of $429.70.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $588.63 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001369	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001370	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001371	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001372	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001373	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001374	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001375	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001376	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,746.24 is underdisclosed from calculated Finance Charge of $293,966.21 in the amount of $1,219.97.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Prepaid Interest fee for $1,249.69 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001377	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001378	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001379	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001380	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001381	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001382	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001383	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001384	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001385	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001386	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,420.33 is underdisclosed from calculated Finance Charge of $211,212.36 in the amount of $792.03.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the TIL Itemization of Amount Financed did not disclose an application fee of $795 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001387	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001388	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001389	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $293,356.20 is underdisclosed from calculated Finance Charge of $294,698.00 in the amount of $1,341.80.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1360.82 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001390	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. [2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001391	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001392	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001393	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001394	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001395	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001396	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001397	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001398	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001399	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001400	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001401	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,948.80 is underdisclosed from calculated Finance Charge of $141,605.83 in the amount of $657.03.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001402	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $49,429.80 is underdisclosed from calculated Finance Charge of $49,602.63 in the amount of $172.83.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $704.26 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001403	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $171,869.20 is underdisclosed from calculated Finance Charge of $172,702.93 in the amount of $833.73.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a lien protection fee of $57 as prepaid finance charge and Disclosed payment on Note of $803.17 does not correspond with the loan amount, loan term, and interest rate on the loan -DSI	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001404	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001405	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001407	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001408	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,305.21 is underdisclosed from calculated Finance Charge of $90,823.37 in the amount of $518.16.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001409	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001410	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001411	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001412	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001413	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $490,377.69 is underdisclosed from calculated Finance Charge of $490,530.47 in the amount of $152.78.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is payment stream related sourced to the calculation of MI payments within the Final TIL.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001414	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001415	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001416	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,984.80 is underdisclosed from calculated Finance Charge of $156,513.60 in the amount of $528.80.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2,257.06 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001417	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001418	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001419	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $512,955.08 is underdisclosed from calculated Finance Charge of $520,624.63 in the amount of $7,669.55.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to Final TIL not disclosing the borrower paid PMI payments.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001420	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,749.40 is underdisclosed from calculated Finance Charge of $93,193.17 in the amount of $443.77.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001421	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001422	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001423	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001424	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001425	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001426	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001427	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001428	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,832.60 is underdisclosed from calculated Finance Charge of $151,409.17 in the amount of $576.57.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $693.21 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001429	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,992.82 is underdisclosed from calculated Finance Charge of $150,106.39 in the amount of $113.57.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a $40 recording service fee, an $85 release tracking fee, a $70 sub-escrow fee, a $70 courier fee or a $20 wire fee as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001430	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001431	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $406,353.60 is underdisclosed from calculated Finance Charge of $406,392.59 in the amount of $38.99.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001432	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001433	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001434	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001435	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $554,834.03 is underdisclosed from calculated Finance Charge of $557,308.81 in the amount of $2,474.78.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001436	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001437	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001438	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,010.40 is underdisclosed from calculated Finance Charge of $164,771.10 in the amount of $760.70.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001439	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,089.47 is underdisclosed from calculated Finance Charge of $198,204.71 in the amount of $1,115.24.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a lien protection fee of $57 as prepaid finance charge and disclosed payment on Note of $939.21 does not correspond with the loan amount, loan term, and interest rate on the loan - DSI

..	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001440	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear. In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure. Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001441	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001442	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,392.65 is underdisclosed from calculated Finance Charge of $264,285.37 in the amount of $892.72.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001443	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001444	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001445	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001446	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001447	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001448	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $275,746.16 is underdisclosed from calculated Finance Charge of $277,025.24 in the amount of $1,279.08.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,304.79 does not correspond with the loan amount, loan term, and interest rate on the loan - DSI	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001449	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001450	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001451	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001452	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $155,527.48 is underdisclosed from calculated Finance Charge of $156,188.29 in the amount of $660.81.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001453	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001454	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001455	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001456	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001457	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001458	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001459	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001460	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001461	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001462	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001463	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001464	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001465	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001466	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001467	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001468	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001469	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001471	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001472	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,892.30 is underdisclosed from calculated Finance Charge of $84,292.69 in the amount of $400.39.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a lien protection fee of $57 as prepaid finance charge, and disclosed payment on note of $400.13 does not correspond with loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001473	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $484,629.85 is underdisclosed from calculated Finance Charge of $484,674.85 in the amount of $45.00.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001474	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001475	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001476	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001477	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,411.24 is underdisclosed from calculated Finance Charge of $84,670.18 in the amount of $258.94.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge Variance is due to difference in lender's accepted payment stream as per Final TIL and actual calculated payment stream.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001478	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001479	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001480	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,393.50 is underdisclosed from calculated Finance Charge of $148,518.50 in the amount of $125.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001481	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001482	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001483	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001484	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,575.26 is underdisclosed from calculated Finance Charge of $282,850.01 in the amount of $274.75.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is due to the Final TIL disclosing a PMI term of 104 months when the calculated term is 105 months.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001485	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001486	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001487	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001488	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001489	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001490	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $301,260.86 is underdisclosed from calculated Finance Charge of $301,325.86 in the amount of $65.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001491	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001492	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001493	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001494	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001495	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001496	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001497	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001498	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001499	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001500	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001501	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001502	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001503	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001504	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,061.60 is underdisclosed from calculated Finance Charge of $331,053.02 in the amount of $991.42.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $1,612.06 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001506	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001507	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001508	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001509	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001510	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $289,856.60 is underdisclosed from calculated Finance Charge of $290,956.04 in the amount of $1,099.44.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001511	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001512	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,752.86 is underdisclosed from calculated Finance Charge of $213,563.92 in the amount of $811.06.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001513	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001514	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001515	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001516	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Missing acknowledgement of receipt of Right to cancel from loan file.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001517	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001518	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001519	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001520	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001521	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001522	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001523	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001524	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,716.80 is underdisclosed from calculated Finance Charge of $258,697.72 in the amount of $980.92.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001525	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $149,890.60 is underdisclosed from calculated Finance Charge of $150,505.05 in the amount of $614.45.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $719.76 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001526	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33,764.20 is underdisclosed from calculated Finance Charge of $33,907.95 in the amount of $143.75.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001527	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001528	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001529	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,676.00 is underdisclosed from calculated Finance Charge of $265,491.07 in the amount of $815.07.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a lien protection fee of $15 as prepaid finance charge, and Disclosed payment on Note of $1,083.45 does not correspond with the loan amount, loan term, and interest rate on the loan -DSI	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001530	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $214,792.06 is underdisclosed from calculated Finance Charge of $216,250.95 in the amount of $1,458.89.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001531	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001532	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001533	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001534	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,799.04 is underdisclosed from calculated Finance Charge of $186,492.12 in the amount of $693.08.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $915.52 does not correspond with loan amount, Loan term and Interest rate.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001535	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,227.65 is underdisclosed from calculated Finance Charge of $86,497.03 in the amount of $269.38.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001536	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001537	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $409,571.33 is underdisclosed from calculated Finance Charge of $409,623.83 in the amount of $52.50.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001538	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001539	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001540	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $41,801.37 is underdisclosed from calculated Finance Charge of $41,936.58 in the amount of $135.21.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001541	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001542	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001543	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,769.76 is underdisclosed from calculated Finance Charge of $261,886.04 in the amount of $1,116.28.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose an attorney fee of $650.00 or a courier fee of $50.00 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001544	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001545	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001546	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001547	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001548	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001549	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001550	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001551	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001552	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001553	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001554	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001555	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,947.68 is underdisclosed from calculated Finance Charge of $226,028.73 in the amount of $81.05.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001556	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001557	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001558	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001559	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001560	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,653.78 is underdisclosed from calculated Finance Charge of $228,939.23 in the amount of $285.45.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a recording service fee of $285.00 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001561	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001562	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,607.50 is underdisclosed from calculated Finance Charge of $182,375.32 in the amount of $767.82.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001563	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001564	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001565	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $68,071.23 is underdisclosed from calculated Finance Charge of $68,397.43 in the amount of $326.20.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $316.84 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001566	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001567	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,783.80 is underdisclosed from calculated Finance Charge of $314,718.72 in the amount of $934.92.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,527.78 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001568	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001569	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001570	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001571	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001572	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001573	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001574	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001575	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001576	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001577	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $400,562.57 is underdisclosed from calculated Finance Charge of $400,634.60 in the amount of $72.03.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine fee portion of $72.03 under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001578	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001579	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001580	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001582	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001583	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $199,515.60 is underdisclosed from calculated Finance Charge of $200,156.04 in the amount of $640.44.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001584	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001585	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001586	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001587	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001588	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,503.51 is underdisclosed from calculated Finance Charge of $263,290.31 in the amount of $786.80.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,302.32 does not correspond with the loan amount, loan term, and interest rate on the loan -DSI	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001589	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001590	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001591	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001592	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001593	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001594	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001595	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001596	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,632.05 is underdisclosed from calculated Finance Charge of $128,193.78 in the amount of $561.73.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $633.23 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001597	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001598	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001599	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001600	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $260,539.70 is underdisclosed from calculated Finance Charge of $261,531.78 in the amount of $992.08.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,281.87 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001601	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001602	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001603	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001604	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001605	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001606	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001607	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001608	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001609	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $236,825.24 is underdisclosed from calculated Finance Charge of $237,505.04 in the amount of $679.80.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,161.16 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001610	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001611	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001612	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001613	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001614	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001615	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001616	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001617	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,801.37 is underdisclosed from calculated Finance Charge of $108,268.22 in the amount of $466.85.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumption of 100%" - Validation if the "No Value Provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001618	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001619	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001620	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001621	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001622	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001623	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001624	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001625	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001626	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001627	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001628	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001629	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001630	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001631	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $130,189.27 is underdisclosed from calculated Finance Charge of $130,314.35 in the amount of $125.08.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine fee portion of $125.08 under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001632	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001633	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001634	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,313.00 is underdisclosed from calculated Finance Charge of $170,960.46 in the amount of $647.46.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	State Compliance - New Jersey Home Loan (Late Charge): Assignee Liability: Assignees and purchasers of New Jersey high cost home loans are subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor of the loan. Section 6(c) of the Act also provides that a borrower acting only in an individual capacity may assert against the creditor or any subsequent holder or assignee: (1) Within six years of the closing of covered home loan, a violation of the Act as an original action or as a defense, claim, or counterclaim; and (2) At any time during the term of a high cost home loan a defense, claim or counterclaim. The aforementioned may both be brought after an action to collect on the home loan or foreclose on the collateral securing the home loan has been initiated, the debt arising from the home loan has been accelerated, or the home loan has become 60 days in default. Further, the Act contains a choice of law provision permitting actions under either the New Jersey Consumer Fraud Act ("NJCFA"), which possibly allow for class actions, or the Act. The July 6, 2004 amendments clarify that a defense, claim, or counterclaim may only be brought in an individual capacity and may not be asserted in a class action. Additionally, the statute provides for punitive damages.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						C	C	C	C	C						C	C	C	C	C
XXXX	XXXX	3001635	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,219.97 is underdisclosed from calculated Finance Charge of $207,392.81 in the amount of $172.84.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $450 Processing Fee in the Prepaid Finance Charges. It does disclose $1028.22 in Prepaid Interest, whereas the HUD lists $771.16.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001636	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,902.60 is underdisclosed from calculated Finance Charge of $262,882.99 in the amount of $980.39.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of 1283.46 does not correspond with loan amount, loan term and interest rate.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001637	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001638	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001639	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $103,161.87 is underdisclosed from calculated Finance Charge of $103,374.28 in the amount of $212.41.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001640	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001641	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001642	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,289.16 is underdisclosed from calculated Finance Charge of $115,668.40 in the amount of $379.24.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001643	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001644	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $481,411.49 is underdisclosed from calculated Finance Charge of $481,635.64 in the amount of $224.15.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the Recording Service Fee of $50, Wire Fee of $20, E-Mail/E-Doc Fee of $11, Title Settlement Fee difference of $50 nor the Title Courier Fee of $40 reflected as prepaid finance charges within the Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001645	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001646	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001647	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001648	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $200,954.52 is underdisclosed from calculated Finance Charge of $201,773.32 in the amount of $818.80.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lenders Final TIL represents 180 monthly payments of $977.16 Whereas audited reflects 2 monthly payments of $977.16 and 357 monthly payment of $977.16 and 1 monthly payment of $1795.96 respectively. Disclosed payment on the note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001649	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001650	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $405,863.89 is underdisclosed from calculated Finance Charge of $406,097.59 in the amount of $233.70.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is payment stream related sourced to the calculation of MI payments within the Final TIL.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001651	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001652	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001653	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001654	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001655	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001656	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001657	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001658	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001659	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,666.30 is underdisclosed from calculated Finance Charge of $285,691.61 in the amount of $1,025.31.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1367.77 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001660	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001661	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $150,799.52 is underdisclosed from calculated Finance Charge of $151,218.10 in the amount of $418.58.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Underwriting fee of $400 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001662	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001663	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001664	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001665	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $88,879.00 is underdisclosed from calculated Finance Charge of $89,352.31 in the amount of $473.31.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the Tax Service fee of $57 as prepaid finance charges. Remaining under disclosure is due to TIL payment streams disclosed do not match the actual terms of the note.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001666	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] State Compliance - District of Columbia Prepayment Penalty: District of Columbia Prepayment Penalty: Loan prepay term of 240 months exceeds state maximum of 36 months. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001667	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001668	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001669	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001670	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001671	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001672	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001673	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001674	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001675	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001676	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001677	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001678	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $74,565.80 is underdisclosed from calculated Finance Charge of $74,913.37 in the amount of $347.57.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001679	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001680	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001681	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001682	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001683	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,863.40 is underdisclosed from calculated Finance Charge of $202,800.50 in the amount of $937.10.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001684	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001685	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001686	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001687	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001688	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001689	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001690	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001691	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001692	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001693	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $310,631.98 is underdisclosed from calculated Finance Charge of $310,772.07 in the amount of $140.09.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001694	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001695	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001696	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001697	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001698	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001699	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001700	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001701	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001702	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001703	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001704	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001705	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001706	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001707	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001708	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001709	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001710	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001711	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $156,972.77 is underdisclosed from calculated Finance Charge of $157,453.23 in the amount of $480.46.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 135 months, however, the audited TIL indicates MI should drop off after 120 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001712	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001713	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001714	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001715	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001716	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001717	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001718	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $329,021.07 is underdisclosed from calculated Finance Charge of $330,506.45 in the amount of $1,485.38.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Itemization does not disclose processing fee of $500, admin fee of $425, settlement fee of $250, notary fee of $350 and courier fee of $50.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001719	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001720	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001721	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,497.02 is underdisclosed from calculated Finance Charge of $305,728.18 in the amount of $231.16.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001722	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001723	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001724	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001725	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001726	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001727	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001728	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001729	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001730	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001731	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $193,061.03 is underdisclosed from calculated Finance Charge of $193,178.52 in the amount of $117.49.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Itemization did not reflect the Recording Service Fee of $25 nor Wire Fee of $20 as prepaid finance charges. Also, the Itemization reflected the Title Settlement Fee as $350, however it is reflected as $400 within the Final HUD.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001732	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001733	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001734	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001735	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001736	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001737	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $386,217.66 is underdisclosed from calculated Finance Charge of $386,267.66 in the amount of $50.00.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001738	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001739	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001740	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001741	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001742	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001743	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001744	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001745	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001746	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001747	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001748	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001749	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001750	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001751	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,028.19 is underdisclosed from calculated Finance Charge of $246,083.19 in the amount of $55.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001752	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,211.97 is underdisclosed from calculated Finance Charge of $105,305.92 in the amount of $93.95.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Email/E-doc fee for $45 and a Wire Transfer fee for $45 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001753	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001754	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,816.79 is underdisclosed from calculated Finance Charge of $201,853.70 in the amount of $36.91.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the escrow service fee of $25, flood cert fee of $15, service charge of $25 or the title courier fee of $45 as prepaid finance charges. Itemization disclosed the settlement fee as $245 vs audit $200 and prepaid interest was disclosed as $112.33 vs audit $84.24.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001755	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001756	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001757	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001758	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001759	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001760	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001761	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001762	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001763	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - California APLS Broker Compensation: Lender paid yield spread premiums (YSP) were not included in the California APLS points and fees.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001764	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $86,343.85 is underdisclosed from calculated Finance Charge of $86,682.08 in the amount of $338.23.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. HUD line 205 reflects a $299.50 lender credit that was not itemized; therefore, not applied to prepaid finance charges.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001765	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001766	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,712.74 is underdisclosed from calculated Finance Charge of $218,767.54 in the amount of $54.80.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $4434.92 and final HUD reflects $4489.92		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001767	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001768	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001769	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001770	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001771	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001772	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001773	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001774	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001775	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,075.91 is underdisclosed from calculated Finance Charge of $210,162.95 in the amount of $87.04.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001776	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001777	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001778	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001779	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001780	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,922.16 is underdisclosed from calculated Finance Charge of $165,347.23 in the amount of $425.07.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Itemization did not reflect the Application fee of $425 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001781	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001782	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001783	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $302,158.29 is underdisclosed from calculated Finance Charge of $302,233.70 in the amount of $75.41.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Tax cert fee of $50 and Notice of settlement fee of $25 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001784	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001785	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $324,342.39 is underdisclosed from calculated Finance Charge of $324,459.48 in the amount of $117.09.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the release tracking fee of $95 or the run-down and record fee of $35 as prepaid finance charges. Itemization disclose a flood cert fee of $13 and audit did not disclose this fee.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001786	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001787	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001788	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001789	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001790	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001791	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge amount of $100.70 exceeds the state maximum of $100. [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001792	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001793	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $375,899.89 is underdisclosed from calculated Finance Charge of $376,774.82 in the amount of $874.93.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an escrow service fee of $50, settlement fee of $750 or wire fee of $75 as prepaid finance charge.”	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001794	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001795	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001796	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001797	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001798	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001799	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001800	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $422,848.41 is underdisclosed from calculated Finance Charge of $423,058.39 in the amount of $209.98.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001801	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001802	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001803	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001804	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001805	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001806	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001807	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001808	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $207,039.23 is underdisclosed from calculated Finance Charge of $207,170.57 in the amount of $131.34.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose title examination fee of $125.00.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001809	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,048.00 is underdisclosed from calculated Finance Charge of $222,333.00 in the amount of $285.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a payoff statement fee for $225 and a Courier fee for $60 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001810	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001811	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001812	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001813	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001814	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001815	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001816	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,411.92 is underdisclosed from calculated Finance Charge of $255,166.26 in the amount of $754.34.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001817	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,881.61 is underdisclosed from calculated Finance Charge of $306,017.86 in the amount of $136.25.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is due to Lenders TIL disclosing MI dropping off after 184 months and calculated dropping off after 185 months.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001818	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001819	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001820	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001821	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001822	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001823	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001824	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001825	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001826	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001827	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act: Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001828	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001829	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001830	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,603.10 is underdisclosed from calculated Finance Charge of $261,671.60 in the amount of $68.50.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to TIL itemization disclosing an attorney fee of $350 however $400 was the actual attorney fee collected at closing.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001831	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001832	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001833	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001834	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - California Prepayment Penalty: California Prepayment Penalty: Maximum prepay allowed is 6 months interest calculated on 80% of the original balance ($2,500.00). Loan contracts for maximum calculated prepay of $3,694.32, which exceeds max allowable. Prepay may be impermissible depending on the lender's license type. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001835	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001836	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001837	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001838	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $240,525.73 is underdisclosed from calculated Finance Charge of $240,732.25 in the amount of $206.52.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Document Signing Fee of $175, a Payoff Statement Fee of $85 and a Wire Fee of $10.45. Additinally, TIL iremization disclosed Prepaid Interest of $237.33 and Final HUD reflects $169.52.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001839	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001840	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001841	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001842	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001843	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001844	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,012.96 is underdisclosed from calculated Finance Charge of $138,280.21 in the amount of $267.25.
												[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001845	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001846	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001848	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001849	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001850	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001851	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001852	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001853	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001854	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001855	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001856	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001857	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001858	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001859	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001860	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001861	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001862	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001863	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001864	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $144,235.59 is underdisclosed from calculated Finance Charge of $144,773.09 in the amount of $537.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization does not disclose a 2 courier fees of $22.50, $30.00, an escrow service fee of $75.00 or a release tracking fee of $110.00 or a settlement fee of $300.00 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001865	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001866	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $366,418.84 is underdisclosed from calculated Finance Charge of $488,694.68 in the amount of $122,275.84.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001867	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001868	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001869	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001870	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001871	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001872	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
												[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,899.44 is underdisclosed from calculated Finance Charge of $198,188.48 in the amount of $289.04.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001873	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001874	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001875	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,375.99 is underdisclosed from calculated Finance Charge of $102,417.92 in the amount of $41.93.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the $40 Courier Fee in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001876	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001877	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001879	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001880	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001881	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001882	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001883	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001884	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001885	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,831.67 is underdisclosed from calculated Finance Charge of $333,156.67 in the amount of $325.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the title closer fee of $375 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001886	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001887	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001888	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001889	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001890	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001891	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001892	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001893	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001894	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001895	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001896	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,474.79 is underdisclosed from calculated Finance Charge of $186,634.29 in the amount of $159.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL underdisclosure due to Tax Service fee $75 and courier fee $75 not disclosed as prepaid finance charges on TIL itemization.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001897	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001898	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
												[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001899	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001900	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001901	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001902	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $105,450.33 is underdisclosed from calculated Finance Charge of $106,197.21 in the amount of $746.88.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001903	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $336,305.98 is underdisclosed from calculated Finance Charge of $338,814.93 in the amount of $2,508.95.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Title co pick up fee of $2,484.00 as prepaid finance charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001904	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $181,811.94 is underdisclosed from calculated Finance Charge of $182,096.03 in the amount of $284.09.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an Attorney's Fee of $284 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001905	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,062.29 is underdisclosed from calculated Finance Charge of $125,130.65 in the amount of $68.36.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001906	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001907	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001908	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001909	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001910	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001911	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001912	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001913	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001914	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001915	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001916	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $222,324.45 is underdisclosed from calculated Finance Charge of $222,435.45 in the amount of $111.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not disclose the tax service fee $81 and the assignment fee of $28.50 were not included as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001917	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001918	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001919	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001920	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001921	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001922	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001923	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001924	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001925	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001926	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001927	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001928	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,229.01 is underdisclosed from calculated Finance Charge of $213,376.73 in the amount of $147.72.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Lender's TIL reflects MI dropping off after 118 months, however, the audited TIL indicates MI should drop off after 120 months.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001929	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001930	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001932	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001933	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001934	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001935	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001936	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001937	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001938	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $320,769.92 is underdisclosed from calculated Finance Charge of $321,854.91 in the amount of $1,084.99.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the email fee of $150, flood cert fee of $55, loan tie in fee of $150, closing fee of $629, sub escrow fee of $125, courier fee of $40 and wire fee of $25 as prepaid finance charges. The prepaid interest on the HUD is $634, itemization indicates $498.67.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001939	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001940	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001941	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001942	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,279.21 is underdisclosed from calculated Finance Charge of $219,625.95 in the amount of $346.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001943	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001944	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001945	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001946	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,161.34 is underdisclosed from calculated Finance Charge of $170,646.93 in the amount of $485.59.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001947	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001948	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $319,773.25 is underdisclosed from calculated Finance Charge of $320,947.31 in the amount of $1,174.06.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001949	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001950	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.			State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001952	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001953	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,946.54 is underdisclosed from calculated Finance Charge of $228,053.27 in the amount of $106.73.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $60, a service charge fee of $25 or a wire fee of $25 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001954	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001955	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001956	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $184,495.24 is underdisclosed from calculated Finance Charge of $186,443.25 in the amount of $1,948.01.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the Title Courier Fee of $50, E-mail/E-doc Fee of $15, MERS Fee of $3.95, Prepaid Interest Fee of $577.92 nor the Title Courier Fee of $58 as reflected as prepaid finance charges within the Itemization of Amount Financed. In addition, the under-disclosure is payment stream related due to the difference in calculation of MI payments reflected within the Final TIL.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001957	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001958	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,294.10 is underdisclosed from calculated Finance Charge of $92,765.68 in the amount of $471.58.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $450 Attorney Fee or the $25 Courier Fee in the Prepaid Finance Charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001959	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.			Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001960	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided					Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001962	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001963	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001964	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001965	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001966	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act: List of HUD-approved credit counseling agencies not provided to borrower.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001967	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001968	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,754.21 is underdisclosed from calculated Finance Charge of $225,294.32 in the amount of $1,540.11.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the admin fee of $195, application of $55, broker of $270, funding of $50, processing of $395, settlement of $195, tax cert of $95, underwriting of $200, wire of $35 or the courier fee of $50 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001969	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001970	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001971	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001972	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001973	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001974	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001975	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001976	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001977	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001978	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001979	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001980	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001981	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $180,842.25 is underdisclosed from calculated Finance Charge of $181,347.37 in the amount of $505.12.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Attorney’s Fee $275, Recording Service Fee $205, Service Charges $25, Funding Fee $100 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001982	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001983	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001984	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001985	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001986	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001987	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,873.86 is underdisclosed from calculated Finance Charge of $350,979.04 in the amount of $105.18.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL reflects MI dropping off after 117 months, however calculated reflects MI dropping off after 129 months		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001988	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $96,977.09 is underdisclosed from calculated Finance Charge of $97,333.51 in the amount of $356.42.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the application fee of $295 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001989	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001990	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001991	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,949.72 is underdisclosed from calculated Finance Charge of $236,150.54 in the amount of $200.82.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify finance charge under disclosure due to missing TIL Itemization	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001992	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001993	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001994	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3001995	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001996	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,248.50 is underdisclosed from calculated Finance Charge of $174,424.55 in the amount of $176.05.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001997	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. [3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3001998	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3001999	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,881.06 is underdisclosed from calculated Finance Charge of $60,336.01 in the amount of $454.95.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $73,346.98 is underdisclosed from calculated Finance Charge of $74,016.95 in the amount of $669.97.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify finance charge over disclosure due to missing TIL Itemization.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $352,806.49 is underdisclosed from calculated Finance Charge of $353,712.71 in the amount of $906.22.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the settlement fee of $200, subordination fee of $40, flood fee of $15, prepaid interest of $604.92 or the courier fee of $40 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Closing / Title - Missing Document: HUD-1 Addendum not provided
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,770.99 is underdisclosed from calculated Finance Charge of $218,830.62 in the amount of $59.63.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Closing / Title - Missing Document: HUD-1 Addendum not provided: Line 1305 reflects "see additional disbursement exhibit", however, the attachment was not located. The $27,679.19 in payoff was added to debt payoffs as per final 1003.
													Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related sourced to the Courier Fee of $54 was not reflected as a prepaid finance charge within the Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,443.17 is underdisclosed from calculated Finance Charge of $314,318.20 in the amount of $875.03.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure is fee related. Itemization of Amount Finance did not reflect the Prepaid Interest Fee of $864.68, Courier Fee of $60 nor the Assignment Fee of $10 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.			Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel expiration date is blank.: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,746.05 is underdisclosed from calculated Finance Charge of $179,886.05 in the amount of $140.00.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002022	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $165,831.32 is underdisclosed from calculated Finance Charge of $165,869.77 in the amount of $38.45.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a courier fee of $35.50 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002024	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $170,244.30 is underdisclosed from calculated Finance Charge of $170,325.78 in the amount of $81.48.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a recording service fee of $26, an assignment recording fee of $28 or a courier fee of 25 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $397,229.63 is underdisclosed from calculated Finance Charge of $397,342.43 in the amount of $112.80.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002028	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,200.69 is underdisclosed from calculated Finance Charge of $133,374.36 in the amount of $173.67.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002029	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002030	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002031	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,306.56 is underdisclosed from calculated Finance Charge of $115,948.58 in the amount of $642.02.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002032	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002033	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002034	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $111,039.77 is underdisclosed from calculated Finance Charge of $111,093.21 in the amount of $53.44.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a wire fee of $25 and a courier fee of $25 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002035	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002036	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002037	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002038	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002039	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,072.89 is underdisclosed from calculated Finance Charge of $166,239.72 in the amount of $166.83.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002040	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002041	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002043	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $194,121.13 is underdisclosed from calculated Finance Charge of $194,989.34 in the amount of $868.21.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed,		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002044	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002045	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002046	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002047	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002048	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002049	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002050	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002051	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002052	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $254,086.14 is underdisclosed from calculated Finance Charge of $254,213.60 in the amount of $127.46.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the flood cert fee of $11, subordination recording fee of $75.37 and title courier fee of $40 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002053	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002054	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002055	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $456,565.03 is underdisclosed from calculated Finance Charge of $458,747.10 in the amount of $2,182.07.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final TIL payment stream reflects termination of PMI after 66 months. Calculated duration is 84 months. Additionally, TIL payment amount reflects a lower PMI premium than reflected on the PMI Cert.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002056	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002057	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002058	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002059	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002060	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002061	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002062	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002063	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002064	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002065	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $228,782.06 is underdisclosed from calculated Finance Charge of $229,007.88 in the amount of $225.82.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002066	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,974.83 is underdisclosed from calculated Finance Charge of $141,297.83 in the amount of $323.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002067	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002068	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002069	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002070	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002071	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002072	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002073	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002074	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002075	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002076	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,324.27 is underdisclosed from calculated Finance Charge of $298,548.30 in the amount of $224.03.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the escrow service fee of $50 or the title pick up fee of $175 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002077	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,685.61 is underdisclosed from calculated Finance Charge of $92,905.61 in the amount of $220.00.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to Itemization did not disclose settlement fee of $200.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002078	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002079	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002081	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $137,336.84 is underdisclosed from calculated Finance Charge of $138,175.77 in the amount of $838.93.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an administrative fee of $95, a QC fee of $20, a courier fee of $50, a processing fee of $300, a settlement fee of $295, or an investor deliver fee of $190 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002082	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002083	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002084	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002085	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002086	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002087	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002088	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002089	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002090	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $182,074.01 is underdisclosed from calculated Finance Charge of $182,320.78 in the amount of $246.77.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney review fee of $238 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002091	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002092	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.					Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002093	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002094	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $177,356.48 is underdisclosed from calculated Finance Charge of $177,638.55 in the amount of $282.07.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization does not disclose the $282 Settlement Fee in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002095	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002096	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002097	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $187,087.32 is underdisclosed from calculated Finance Charge of $187,209.59 in the amount of $122.27.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002098	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002099	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002100	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002101	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002102	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002103	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002104	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002105	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $107,056.20 is underdisclosed from calculated Finance Charge of $107,281.08 in the amount of $224.88.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the settlement fee of $250 as a prepaid finance charge.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002106	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002107	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.			Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002108	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $117,956.58 is underdisclosed from calculated Finance Charge of $118,293.56 in the amount of $336.98.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not disclose the application fee of $337 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002109	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002110	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $342,074.83 is underdisclosed from calculated Finance Charge of $342,627.55 in the amount of $552.72.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement fee of $598.96 as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002111	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002112	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,170.60 is underdisclosed from calculated Finance Charge of $102,617.70 in the amount of $447.10.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the settlement fee of $271.50 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002113	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,910.71 is underdisclosed from calculated Finance Charge of $96,338.21 in the amount of $427.50.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002114	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $265,364.52 is underdisclosed from calculated Finance Charge of $265,994.52 in the amount of $630.00.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002115	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002116	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002117	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $162,489.02 is underdisclosed from calculated Finance Charge of $162,804.02 in the amount of $315.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002118	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002120	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
												[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002121	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002122	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002123	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002124	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002125	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002126	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002127	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002128	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,691.76 is underdisclosed from calculated Finance Charge of $134,155.93 in the amount of $464.17.
[3] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify due to missing itemization amount financed is missing in the file	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Estimated: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002129	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002130	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002131	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,890.68 is underdisclosed from calculated Finance Charge of $140,077.94 in the amount of $187.26.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose Courier Fee $11, Settlement Fee of $42.5 and Wire Transfer Fee of $25 as prepaid finance charge and HUD did not disclose Document Preparation Fee of $200 as Prepaid Finance Charge		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002132	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002133	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).			Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002134	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,566.30 is underdisclosed from calculated Finance Charge of $56,841.30 in the amount of $275.00.
												[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose an escrow fee of $200, a title courier fee of $25, or a wire fee of $50 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002135	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002136	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $26,078.87 is underdisclosed from calculated Finance Charge of $26,342.39 in the amount of $263.52.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002137	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002138	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002139	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002140	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002141	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002142	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002143	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002144	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002145	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002146	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002147	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX.  The source for this date is Initial disclosures.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002148	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002149	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Compliance Determined Application Date: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX. The source for this date is Initial disclosures.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002150	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002151	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002152	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002153	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002154	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002155	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002156	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002157	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002158	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002159	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002160	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002161	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002162	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002163	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002164	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002165	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Prepayment Penalty Information on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002166	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002167	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002168	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002169	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002170	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002171	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002172	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002173	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002174	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002175	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002176	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $305,206.21 is underdisclosed from calculated Finance Charge of $305,706.21 in the amount of $500.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing final Itemization of Amount financed	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002177	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002178	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002179	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,453.45 is underdisclosed from calculated Finance Charge of $271,528.45 in the amount of $75.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002180	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002181	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002182	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002183	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002184	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $506,343.13 is underdisclosed from calculated Finance Charge of $506,400.34 in the amount of $57.21.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Subordination recording fee of $53 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002185	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002186	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002187	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002188	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002189	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002190	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002191	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002192	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002193	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,216.57 is underdisclosed from calculated Finance Charge of $176,653.82 in the amount of $437.25.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed origination charges in the amount of $845.19, however, final HUD reflects $1282.44	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002194	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002195	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002196	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002197	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002198	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002199	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002200	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002201	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002202	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002203	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002204	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002205	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002206	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002207	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002208	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002209	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002210	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002211	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002212	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002213	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002214	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002215	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002216	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002217	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002218	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,798.81 is underdisclosed from calculated Finance Charge of $29,914.81 in the amount of $116.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Recording service fee of $75 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002219	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002220	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002221	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002222	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $85,602.58 is underdisclosed from calculated Finance Charge of $86,083.74 in the amount of $481.16.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002224	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002225	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002226	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002228	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002229	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002230	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Nevada Home Loan (Ability to Repay not Verified): Assignees and purchasers would qualify as “lenders” subject to the Act. Damages consist of three times the borrower’s actual damages, plus costs and reasonable attorney’s fees. In addition, borrower has a defense against the unpaid obligation of the home loan to the extent of any amount awarded by a court pursuant to the treble damages provision, and a court may cure default and cancel any pending foreclosure sale. However, the Act contains unique assignee protections, effectively allowing a blameless assignee to force the person from whom the loan was acquired to repurchase the loan and pay costs and damages costs if the lender did not originate the home loan or willfully engage in any unfair lending practice in connection with the home loan.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002231	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $154,246.50 is underdisclosed from calculated Finance Charge of $154,321.50 in the amount of $75.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Closing letter fee of $75 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002232	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002233	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002234	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002235	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002236	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002237	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002238	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002239	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002240	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002241	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002242	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $26,911.32 is underdisclosed from calculated Finance Charge of $27,286.32 in the amount of $375.00.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance Charge under disclosure due to lender tile insurance fee difference HUD and itemization of amount finance	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002243	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002244	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002245	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002246	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002247	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002248	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002249	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $55,241.39 is underdisclosed from calculated Finance Charge of $55,614.59 in the amount of $373.20.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002250	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002251	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002252	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002253	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002254	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002255	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
												[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002256	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002257	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002258	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002259	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002260	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002261	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002262	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $518,632.99 is underdisclosed from calculated Finance Charge of $518,850.17 in the amount of $217.18.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a recording service fee of $160, a settlement fee of $50 and a tax cert fee of $7.10 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002263	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002264	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002265	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002266	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002267	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002268	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002269	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002270	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002271	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002272	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002273	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002274	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,290.32 is underdisclosed from calculated Finance Charge of $282,365.32 in the amount of $75.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002275	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002276	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002278	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002279	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002280	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002281	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002282	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002283	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002284	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002285	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002286	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,911.24 is underdisclosed from calculated Finance Charge of $274,060.80 in the amount of $149.56.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002287	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002288	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002289	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002290	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002291	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002292	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002293	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002294	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002295	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002296	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002297	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002298	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002299	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002300	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002301	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002302	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002303	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002304	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,750.76 is underdisclosed from calculated Finance Charge of $179,440.68 in the amount of $689.92.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002305	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002306	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002307	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002308	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002309	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $102,042.43 is underdisclosed from calculated Finance Charge of $103,669.26 in the amount of $1,626.83.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002310	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002311	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002312	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002313	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002314	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002315	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002316	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002317	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002318	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002319	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002320	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002321	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $266,709.90 is underdisclosed from calculated Finance Charge of $266,748.73 in the amount of $38.83.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Tax cert fee of $35 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002322	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $334,289.31 is underdisclosed from calculated Finance Charge of $335,423.68 in the amount of $1,134.37.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002323	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002324	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002325	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002326	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $218,878.83 is underdisclosed from calculated Finance Charge of $219,207.19 in the amount of $328.36.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization did not disclose the buyer's attorney fee of $500 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002327	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002328	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002329	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002330	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002331	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,682.57 is underdisclosed from calculated Finance Charge of $55,511.17 in the amount of $1,828.60.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002332	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002333	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002334	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002335	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002336	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002338	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002339	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002340	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002341	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002342	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002343	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002344	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 3%.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Attorney Fees In Excess of Actual Charge): Massachusetts Mortgage Lender and Broker Regulations: Attorney fees accepted by lender or broker in excess of fees that has been (or will be) remitted to attorneys.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Attorney Fees In Excess of Actual Charge): No Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002345	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002346	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Maximum interest rate on Final HUD-1 Inaccurate: RESPA (2010): Maximum interest rate on Final HUD-1 does not match loan's maximum interest rate.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Maximum interest rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002347	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002348	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002349	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,014.18 is underdisclosed from calculated Finance Charge of $127,124.18 in the amount of $110.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization did not disclose the Doc prep fee of $110 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002350	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance due to missing initial application	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002351	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002352	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $28,857.76 is underdisclosed from calculated Finance Charge of $28,962.76 in the amount of $105.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an attorney review fee of $425 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

State Compliance - South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002353	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,957.39 is underdisclosed from calculated Finance Charge of $223,537.25 in the amount of $1,579.86.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose lender's title insurance of $2095.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002354	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $384,912.40 is underdisclosed from calculated Finance Charge of $385,062.40 in the amount of $150.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an Escrow Fee $200 as prepaid finance charge	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002355	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002356	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002357	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002358	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002359	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. [2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002360	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002361	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002362	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002363	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002364	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002365	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002366	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002367	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002368	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002369	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002370	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002371	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002372	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002373	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002374	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $336,109.04 is underdisclosed from calculated Finance Charge of $338,220.04 in the amount of $2,111.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Breakdown of the credit available on the line 802 of HUD is missing on Itemization/Closing Instructions	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002375	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002376	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002377	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002378	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned. The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002379	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002380	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002381	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002382	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002383	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002384	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002385	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $411,154.53 is underdisclosed from calculated Finance Charge of $411,556.78 in the amount of $402.25.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002386	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002387	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002388	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $90,768.18 is underdisclosed from calculated Finance Charge of $90,868.60 in the amount of $100.42.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the courier fee of $100 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002389	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002390	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002391	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002392	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002393	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002394	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002395	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002396	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $230,903.32 is underdisclosed from calculated Finance Charge of $232,605.79 in the amount of $1,702.47.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Finance charge under disclosure is due to mismatch in following fees between TIL Itemization and HUD-1:Settlement/Closing Fee,2:Lender's Title Insurance	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Incorrect GFE Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002397	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002398	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002399	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002400	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002401	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002402	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002403	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002404	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002405	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002406	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002407	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002408	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002409	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002410	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002411	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002412	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002413	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002414	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002415	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002416	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: Unable to test Max First Five Years Escrow Payment on the Final TIL on the loan due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: Unable to test the Max First Five Years Interest Rate on the Final TIL due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: Unable to determine if the Max First Five Years Principal and Interest Payment on the Final TIL matches the Max Five Year Principal and Interest Payment on the loan due to missing information.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: Unable to test the Max First Five Years Total Payment on the Final TIL due to missing information.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Taxes and Insurance Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years P&I Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002417	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002418	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002419	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002420	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002421	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002422	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002423	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002424	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002425	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002426	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002427	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002428	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002429	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002430	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002431	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002432	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002433	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002434	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XXXX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002435	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002436	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002437	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002438	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002439	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002440	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $99,111.42 is underdisclosed from calculated Finance Charge of $99,156.41 in the amount of $44.99.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Tax Cert fee of $45 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002441	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002442	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by Borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002443	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002444	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002445	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002446	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,434.09 is underdisclosed from calculated Finance Charge of $60,741.08 in the amount of $1,306.99.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002447	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002448	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.			State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002449	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002450	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002451	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002452	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002453	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002454	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002455	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002456	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $91,238.45 is underdisclosed from calculated Finance Charge of $91,790.22 in the amount of $551.77.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002457	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002458	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002459	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002460	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002461	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002462	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002463	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002464	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002465	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002466	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002467	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002468	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002469	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002470	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002471	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002472	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002473	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002474	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002475	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002476	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002477	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002478	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002479	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002480	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002481	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002482	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002483	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. [2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002484	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002485	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002486	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002487	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002488	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002489	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002490	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $13,652.10 is underdisclosed from calculated Finance Charge of $13,828.17 in the amount of $176.07.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate, if applicable.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization disclosed settlement fee for $450 and is $525 on the HUD. Itemization does not disclose lender's title insurance of $275.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002491	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002492	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002493	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002494	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002495	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,595.16 is underdisclosed from calculated Finance Charge of $202,668.53 in the amount of $73.37.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Document signing fee of $150 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002496	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002497	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $143,181.86 is underdisclosed from calculated Finance Charge of $143,971.86 in the amount of $790.00.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Itemization of amount financed did not include the $890 origination fee as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002498	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002499	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002500	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002501	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002502	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002503	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002504	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002505	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002506	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.			Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002507	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002508	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002509	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002510	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
												[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002511	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002512	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $124,750.63 is underdisclosed from calculated Finance Charge of $124,968.53 in the amount of $217.90.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002513	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002514	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002515	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002516	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002517	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: XX/XX/XXXX
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002518	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002519	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
[2] State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Colorado Mortgage Loan Originator Licensing Act: Loan originator NMLS identifier is not clearly displayed on loan application.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	State Compliance - Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Assignee Liability: For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

State Compliance - Colorado MLO Licensing Act - NMLS ID not on 1003: Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002520	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002521	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002522	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002523	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002524	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,002.83 is underdisclosed from calculated Finance Charge of $132,142.84 in the amount of $140.01.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Service Charges fee for $350 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002525	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002526	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002527	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002528	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $43,386.08 is underdisclosed from calculated Finance Charge of $43,447.08 in the amount of $61.00.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002529	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002530	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002531	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $387,275.49 is underdisclosed from calculated Finance Charge of $387,780.49 in the amount of $505.00.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Rate lock period not provided.: GFE Date: XX/XX/XXXX
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the transaction coordinator fee of $350 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002532	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002533	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002534	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002535	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002536	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002537	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002538	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002539	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002540	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002541	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,710.34 is underdisclosed from calculated Finance Charge of $279,764.89 in the amount of $54.55.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose Tax pick up fee of $51.60 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002542	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002544	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002545	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002546	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002547	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002548	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,893.92 is underdisclosed from calculated Finance Charge of $175,122.01 in the amount of $228.09.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a document imaging fee of $50, a loan tie-in fee of $350, a messenger / wire fee of $190, or a notary fee of $200 as prepaid finance charges, and over-disclosed the settlement / escrow fee by $450.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002549	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002550	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002551	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002552	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002553	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002554	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002555	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002556	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002557	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Initial application is missing.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002558	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002559	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002560	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,113.47 is underdisclosed from calculated Finance Charge of $139,121.17 in the amount of $1,007.70.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine due to missing the itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002561	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002562	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002563	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002564	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002565	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002566	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002567	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002568	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002569	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $235,165.78 is underdisclosed from calculated Finance Charge of $235,998.73 in the amount of $832.95.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002570	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $119,358.38 is underdisclosed from calculated Finance Charge of $119,412.02 in the amount of $53.64.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002571	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002572	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $192,499.13 is underdisclosed from calculated Finance Charge of $193,147.69 in the amount of $648.56.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Final itemization did not disclose the attorney fee of $442.50, NY Sales Tax fee of $31.06 and recording service fee of $175 as prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002573	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002574	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002575	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002576	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $45,255.01 is underdisclosed from calculated Finance Charge of $45,295.66 in the amount of $40.65.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002577	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002578	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $84,214.79 is underdisclosed from calculated Finance Charge of $84,300.20 in the amount of $85.41.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002579	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002580	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002581	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002582	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002583	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $29,093.98 is underdisclosed from calculated Finance Charge of $29,163.26 in the amount of $69.28.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002584	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002585	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002586	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002587	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002588	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002589	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002590	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002592	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002593	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
[2] State Compliance - South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

															State Compliance - South Carolina Home Loan (No Tangible Net Benefit): Assignee Liability: The Act provides that the making of a consumer home loan or a high cost home loan that violates the home loan or high cost provisions is a violation of the law and the borrower has a right in action, other than a class action, to recover from the lender or party charged with the violation. It appears that assignees and purchasers would be subject to this liability. Damages can include actual damages, and a penalty of not less than $1,500 and not more than $7,500 for each loan transaction. Class actions are prohibited. A court may refuse to enforce an agreement that violates the Act. Costs and attorney fees may also be awarded.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002594	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002595	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002596	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan (Unable to Determine if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002597	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002598	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002599	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002600	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002601	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002602	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002603	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002604	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002605	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002606	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002607	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002608	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002609	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002610	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $148,490.64 is underdisclosed from calculated Finance Charge of $148,790.73 in the amount of $300.09.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the settlement fee of $300 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002612	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,760.23 is underdisclosed from calculated Finance Charge of $393,984.84 in the amount of $224.61.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose escrow pad in the amount of $300.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002613	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002614	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002615	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002616	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002617	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002618	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $81,411.09 is underdisclosed from calculated Finance Charge of $81,570.34 in the amount of $159.25.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002619	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002620	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002621	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002622	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002623	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $28,927.90 is underdisclosed from calculated Finance Charge of $29,202.90 in the amount of $275.00.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amounts Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002624	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002625	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002626	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002627	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002628	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002629	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002630	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002631	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002632	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002633	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Disclosure date XX/XX/XXXX.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002634	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: Truth in Lending Act (MDIA 2011): Adjustable rate introductory period on Final TIL does not match introductory period for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The fully-indexed rate on the Final TIL does not match the fully-indexed rate for the loan.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Introductory Period Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure -  Discounted Interest Rate Fully Indexed Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002635	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002636	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002637	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002638	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002639	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002640	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Mississippi Late Charge Percent and Amount Testing > $100,000: Mississippi Late Charge: Note late charge of XXXX% exceeds state maximum of 4% or $5, whichever is greater.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002641	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002642	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002643	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002644	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002645	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002646	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002647	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002648	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002649	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002651	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002652	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002653	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Assignee liability is unclear.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002654	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002655	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002656	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002657	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002658	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002659	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002661	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002662	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002663	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002664	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act: Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002665	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002666	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002667	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002668	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002669	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002670	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002671	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002672	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $112,954.34 is underdisclosed from calculated Finance Charge of $114,216.82 in the amount of $1,262.48.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Lump sum seller credit of $1382.48 reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002673	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002674	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002675	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.			Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002676	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002677	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002678	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002679	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011): The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002680	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002681	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002682	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002683	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002684	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002685	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002686	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $46,117.59 is underdisclosed from calculated Finance Charge of $46,485.98 in the amount of $368.39.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization only disclosed Settlement charges in the amount of $320 and final HUD reflects $735.86	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002687	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002688	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002689	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: Truth in Lending Act (MDIA 2011):  The Discounted Interest Rate change date on the Final TIL does not match the discounted interest change date for the loan.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD indicates loan has PPP, however file does not contain prepayment penalty addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA ARM Introductory Rate Disclosure - Discounted Interest Rate Change Date Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002690	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002691	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002692	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002693	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002694	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002695	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011): Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002696	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002697	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002698	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002699	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002700	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002701	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002702	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002703	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Unable to test the Escrow Payment on the Final TIL due to missing information.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002704	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002705	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002706	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002707	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $138,139.35 is underdisclosed from calculated Finance Charge of $138,304.35 in the amount of $165.00.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization includes a lender credit of -$165 in the prepaid amount financed not reflected on the HUD.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002708	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002709	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002710	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002711	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,804.00 is underdisclosed from calculated Finance Charge of $167,057.64 in the amount of $253.64.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a settlement fee of $250 as prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002712	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002713	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,908.60 is underdisclosed from calculated Finance Charge of $214,704.31 in the amount of $795.71.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002714	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.			Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002715	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002716	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002717	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $268,600.82 is underdisclosed from calculated Finance Charge of $270,049.31 in the amount of $1,448.49.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose title fees in the total amount of $1992.45.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002718	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Initial Loan Application Date is missing, HUD settlement providedXX/XX/XXXX.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002719	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002720	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002721	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002722	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002723	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002724	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002725	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002726	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002727	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002728	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002729	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA - Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002730	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002731	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002732	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002733	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002734	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information.			State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002735	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002736	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002737	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002738	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $489,767.50 is underdisclosed from calculated Finance Charge of $491,136.46 in the amount of $1,368.96.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2430.70 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $124.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002739	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,224.50 is underdisclosed from calculated Finance Charge of $92,519.08 in the amount of $294.58.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $442.75 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002740	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002741	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002742	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $227,677.94 is underdisclosed from calculated Finance Charge of $228,569.21 in the amount of $891.27.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002743	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $426,442.95 is underdisclosed from calculated Finance Charge of $427,648.94 in the amount of $1,205.99.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2117.15 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002744	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002745	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002746	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,769.91 is underdisclosed from calculated Finance Charge of $139,848.72 in the amount of $78.81.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed on payment on note of $685.58 does not correspond with loan amount loan term and the interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002747	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002748	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002749	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,411.43 is underdisclosed from calculated Finance Charge of $132,830.40 in the amount of $418.97.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $664.43 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the lien protection fee of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002750	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002751	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002752	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $526,843.03 is underdisclosed from calculated Finance Charge of $528,844.54 in the amount of $2,001.51.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2609.04 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002753	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,244.90 is underdisclosed from calculated Finance Charge of $142,967.91 in the amount of $723.01.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $646.39 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002754	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $33,165.65 is underdisclosed from calculated Finance Charge of $33,273.75 in the amount of $108.10.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $491.65 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002755	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002756	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002757	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002758	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $346,907.91 is underdisclosed from calculated Finance Charge of $348,167.24 in the amount of $1,259.33.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1754.82 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002759	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] General - Incomplete Document: Right to Cancel (RTC) is incomplete
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,564.10 is underdisclosed from calculated Finance Charge of $264,316.86 in the amount of $752.76.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	General - Incomplete Document: Right to Cancel (RTC) is incomplete: RTC signature page is missing.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $1,304.96 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002760	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002761	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002762	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002763	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $442,467.15 is underdisclosed from calculated Finance Charge of $444,662.61 in the amount of $2,195.46.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2105.55 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the closing protection letter of $124.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002764	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,970.90 is underdisclosed from calculated Finance Charge of $101,319.28 in the amount of $348.38.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $503.34 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002765	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $66,275.30 is underdisclosed from calculated Finance Charge of $66,410.87 in the amount of $135.57.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $323.63 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002766	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $374,765.90 is underdisclosed from calculated Finance Charge of $376,079.40 in the amount of $1,313.50.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment $1,869.94 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002767	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,494.10 is underdisclosed from calculated Finance Charge of $93,782.32 in the amount of $288.22.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,542.92 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002768	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002769	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,048.10 is underdisclosed from calculated Finance Charge of $219,716.70 in the amount of $668.60.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002770	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,024.43 is underdisclosed from calculated Finance Charge of $166,690.38 in the amount of $665.95.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002771	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002772	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002773	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $161,272.48 is underdisclosed from calculated Finance Charge of $161,849.34 in the amount of $576.86.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $787.75 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002774	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $146,026.13 is underdisclosed from calculated Finance Charge of $146,654.72 in the amount of $628.59.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment $713.31 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002775	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $37,491.74 is underdisclosed from calculated Finance Charge of $37,673.68 in the amount of $181.94.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $561.26 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002776	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,209.16 is underdisclosed from calculated Finance Charge of $60,377.43 in the amount of $168.27.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $1043.19does not correspond with loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002777	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $279,609.60 is underdisclosed from calculated Finance Charge of $280,699.46 in the amount of $1,089.86.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1373.76 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002778	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002779	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002780	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,862.00 is underdisclosed from calculated Finance Charge of $133,415.85 in the amount of $553.85.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $661.25 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002781	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $350,929.90 is underdisclosed from calculated Finance Charge of $352,497.98 in the amount of $1,568.08.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1670.04 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002782	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $67,289.40 is underdisclosed from calculated Finance Charge of $67,800.52 in the amount of $511.12.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment of $326.19 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002783	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002784	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $206,488.43 is underdisclosed from calculated Finance Charge of $207,562.00 in the amount of $1,073.57.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $1,005.18 does not correspond with loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002785	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002786	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,130.30 is underdisclosed from calculated Finance Charge of $168,874.08 in the amount of $743.78.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $845.23 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002787	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002788	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $116,535.80 is underdisclosed from calculated Finance Charge of $116,623.92 in the amount of $88.12.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $571.61 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $61.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002789	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $271,827.38 is underdisclosed from calculated Finance Charge of $272,868.84 in the amount of $1,041.46.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1367.32 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002790	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002791	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,497.61 is underdisclosed from calculated Finance Charge of $357,514.75 in the amount of $2,017.14.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1713.45 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $124.50 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002792	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,329.45 is underdisclosed from calculated Finance Charge of $94,689.35 in the amount of $359.90.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1474.28 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002793	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $397,894.50 is underdisclosed from calculated Finance Charge of $398,220.79 in the amount of $326.29.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to daily simple interest	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002794	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002795	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002796	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $128,409.18 is underdisclosed from calculated Finance Charge of $129,043.27 in the amount of $634.09.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002797	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $190,430.72 is underdisclosed from calculated Finance Charge of $191,002.78 in the amount of $572.06.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002798	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002799	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $178,806.84 is underdisclosed from calculated Finance Charge of $181,541.65 in the amount of $2,734.81.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing amortization schedule.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002800	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002801	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $60,362.30 is underdisclosed from calculated Finance Charge of $60,597.99 in the amount of $235.69.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1,002.61 does not correspond with the loan amount, loan term, and interest rate on the loan	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002802	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002803	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002804	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002805	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $221,695.95 is underdisclosed from calculated Finance Charge of $222,384.17 in the amount of $688.22.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $1,063.28 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002806	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,965.50 is underdisclosed from calculated Finance Charge of $176,759.81 in the amount of $794.31.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $878.05 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002807	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,104.40 is underdisclosed from calculated Finance Charge of $108,537.77 in the amount of $433.37.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002808	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002809	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002810	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002811	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $202,080.85 is underdisclosed from calculated Finance Charge of $203,020.43 in the amount of $939.58.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $952.11 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002812	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,689.30 is underdisclosed from calculated Finance Charge of $127,963.87 in the amount of $274.57.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2099.91 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002813	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,541.40 is underdisclosed from calculated Finance Charge of $256,675.19 in the amount of $1,133.79.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Total payment underdisclosed, Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan. TIL itemization did not incldue a Lien Protection fee of $61.50 in the prepaid amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002814	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002815	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $121,506.00 is underdisclosed from calculated Finance Charge of $121,819.17 in the amount of $313.17.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002816	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $219,683.40 is underdisclosed from calculated Finance Charge of $220,552.28 in the amount of $868.88.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1088.84 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002817	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $313,435.58 is underdisclosed from calculated Finance Charge of $314,667.54 in the amount of $1,231.96.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1546.91 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002818	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $210,435.20 is underdisclosed from calculated Finance Charge of $211,278.70 in the amount of $843.50.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1034.87 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002819	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $164,658.30 is underdisclosed from calculated Finance Charge of $165,437.18 in the amount of $778.88.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002820	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002821	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $212,793.60 is underdisclosed from calculated Finance Charge of $213,912.38 in the amount of $1,118.78.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $999.43 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the lien protection fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002822	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002823	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $433,531.90 is underdisclosed from calculated Finance Charge of $435,822.89 in the amount of $2,290.99.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with loan amount. loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002824	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $431,576.84 is underdisclosed from calculated Finance Charge of $433,415.37 in the amount of $1,838.53.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2085.56 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002825	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002826	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act: Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.
[2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): "The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
															The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure."			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002827	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002828	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $559,293.00 is underdisclosed from calculated Finance Charge of $561,132.02 in the amount of $1,839.02.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2653.06 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002829	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002830	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $390,593.50 is underdisclosed from calculated Finance Charge of $392,287.71 in the amount of $1,694.21.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1863.40 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002831	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $348,260.40 is underdisclosed from calculated Finance Charge of $349,857.63 in the amount of $1,597.23.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1662.64 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002832	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002833	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002834	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002835	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002836	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002837	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $232,205.80 is underdisclosed from calculated Finance Charge of $233,124.79 in the amount of $918.99.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002838	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002839	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $188,093.15 is underdisclosed from calculated Finance Charge of $188,897.26 in the amount of $804.11.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002840	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,726.16 is underdisclosed from calculated Finance Charge of $142,255.54 in the amount of $529.38.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2112.42 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002841	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,357.30 is underdisclosed from calculated Finance Charge of $285,531.63 in the amount of $1,174.33.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1394.33 does not correspond with the loan amount, loan term, and interest rate on the loan	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002842	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,440.10 is underdisclosed from calculated Finance Charge of $100,979.72 in the amount of $539.62.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment $460.41 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002843	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002844	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,597.39 is underdisclosed from calculated Finance Charge of $125,686.17 in the amount of $88.78.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of amount financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002845	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002846	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002847	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002848	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002849	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $223,559.70 is underdisclosed from calculated Finance Charge of $224,531.54 in the amount of $971.84.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1059.59 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002850	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $79,741.40 is underdisclosed from calculated Finance Charge of $80,204.03 in the amount of $462.63.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $360.69 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002851	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002852	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002853	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of XXXX% is overdisclosed from calculated APR of XXXX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $159,741.84 is underdisclosed from calculated Finance Charge of $160,250.17 in the amount of $508.33.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002854	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002855	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $80,721.64 is underdisclosed from calculated Finance Charge of $81,062.62 in the amount of $340.98.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $ 364.41 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002856	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] General - Incomplete Document: Right to Cancel (RTC) is incomplete
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $205,314.19 is underdisclosed from calculated Finance Charge of $206,045.46 in the amount of $731.27.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	General - Incomplete Document: Right to Cancel (RTC) is incomplete: RTC signature page is missing.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $970.14 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002857	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $197,151.81 is underdisclosed from calculated Finance Charge of $197,826.83 in the amount of $675.02.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment $920.03 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002858	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002859	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002860	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002861	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $172,384.80 is underdisclosed from calculated Finance Charge of $173,210.68 in the amount of $825.88.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $818.08 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002862	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002863	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002864	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $127,844.30 is underdisclosed from calculated Finance Charge of $128,453.58 in the amount of $609.28.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment $588.33 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002865	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,670.27 is underdisclosed from calculated Finance Charge of $146,481.64 in the amount of $811.37.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $683.66 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002866	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $357,884.68 is underdisclosed from calculated Finance Charge of $359,018.77 in the amount of $1,134.09.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $1,709.30 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002867	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $175,529.20 is underdisclosed from calculated Finance Charge of $176,292.30 in the amount of $763.10.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $849.32 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002868	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002869	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is overdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $251,815.48 is underdisclosed from calculated Finance Charge of $252,519.45 in the amount of $703.97.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002870	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002871	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $139,025.75 is underdisclosed from calculated Finance Charge of $139,608.39 in the amount of $582.64.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002872	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002873	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $284,137.31 is underdisclosed from calculated Finance Charge of $285,069.74 in the amount of $932.43.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1362.41 does not correspond with the loan amount, loan term, and interest rate on the loan	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002874	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002875	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002876	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002877	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002878	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002879	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,893.20 is underdisclosed from calculated Finance Charge of $197,515.53 in the amount of $622.33.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $960.83 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002880	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $48,637.40 is underdisclosed from calculated Finance Charge of $48,809.58 in the amount of $172.18.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment of $224.29 on Note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002881	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $136,228.20 is underdisclosed from calculated Finance Charge of $136,725.14 in the amount of $496.94.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note of $671.27 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002882	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $373,347.73 is underdisclosed from calculated Finance Charge of $374,531.83 in the amount of $1,184.10.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002883	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002884	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $355,766.80 is underdisclosed from calculated Finance Charge of $357,303.62 in the amount of $1,536.82.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1724.18 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002885	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $113,965.70 is underdisclosed from calculated Finance Charge of $114,450.34 in the amount of $484.64.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $544.42 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002886	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $53,425.00 is underdisclosed from calculated Finance Charge of $53,613.36 in the amount of $188.36.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $803 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002887	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $92,530.10 is underdisclosed from calculated Finance Charge of $92,838.02 in the amount of $307.92.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $438.11 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002888	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $71,353.40 is underdisclosed from calculated Finance Charge of $71,724.28 in the amount of $370.88.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $337.39 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002889	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002890	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,893.56 is underdisclosed from calculated Finance Charge of $116,317.43 in the amount of $423.87.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on NOTE of $1,839.86 does not correspond with the amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002891	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002892	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $186,528.94 is underdisclosed from calculated Finance Charge of $187,259.62 in the amount of $730.68.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002893	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002894	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002895	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002896	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,441.27 is underdisclosed from calculated Finance Charge of $115,857.30 in the amount of $416.03.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002897	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,312.60 is underdisclosed from calculated Finance Charge of $132,686.75 in the amount of $374.15.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $645.61 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002898	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002899	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002900	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $392,095.26 is underdisclosed from calculated Finance Charge of $393,706.41 in the amount of $1,611.15.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: DSI loan. Lenders Final TIL represents 360 monthly payments of $1887.63 . Whereas audited reflects 3 monthly payments of $1887.63 and 356 monthly payment of $1887.63 and 1 monthly payment of $3498.78 respectively.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002901	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,221.80 is underdisclosed from calculated Finance Charge of $226,896.42 in the amount of $674.62.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002903	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002904	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002905	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002906	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.					UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002907	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,509.30 is underdisclosed from calculated Finance Charge of $146,063.86 in the amount of $554.56.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $710.28 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002908	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002909	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $330,439.40 is underdisclosed from calculated Finance Charge of $332,018.79 in the amount of $1,579.39.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002910	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $40,668.90 is underdisclosed from calculated Finance Charge of $40,840.43 in the amount of $171.53.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $588.73 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002911	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 240 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002912	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $59,277.90 is underdisclosed from calculated Finance Charge of $59,596.28 in the amount of $318.38.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002913	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $157,619.33 is underdisclosed from calculated Finance Charge of $158,244.21 in the amount of $624.88.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $771.92 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002914	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $166,168.30 is underdisclosed from calculated Finance Charge of $166,845.89 in the amount of $677.59.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $824.43 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002915	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002916	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $263,810.95 is underdisclosed from calculated Finance Charge of $264,950.70 in the amount of $1,139.75.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002917	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002918	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $291,874.20 is underdisclosed from calculated Finance Charge of $292,818.94 in the amount of $944.74.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1416.92 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002919	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002920	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $140,993.90 is underdisclosed from calculated Finance Charge of $141,442.45 in the amount of $448.55.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $677.52 does not correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization did not disclose the tax service fee of $57 as a prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002921	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002922	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $11,200.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($1,911.02). Prepay language states prepay will not exceed maximum permitted by applicable law. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002923	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002924	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002925	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002926	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002927	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $261,067.27 is underdisclosed from calculated Finance Charge of $262,442.44 in the amount of $1,375.17.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1255.06 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002928	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $393,357.60 is underdisclosed from calculated Finance Charge of $394,894.03 in the amount of $1,536.43.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1912.66 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002929	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $133,443.00 is underdisclosed from calculated Finance Charge of $133,915.38 in the amount of $472.38.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $648.70 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002930	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Loan prepay term of 240 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002931	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002932	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $262,422.85 is underdisclosed from calculated Finance Charge of $263,485.94 in the amount of $1,063.09.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1287.94 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002933	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002934	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $100,452.10 is underdisclosed from calculated Finance Charge of $100,967.43 in the amount of $515.33.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $928.39 does not correspond with loan amount loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002935	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002936	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,041.57 is underdisclosed from calculated Finance Charge of $123,571.79 in the amount of $530.22.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $586.99 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Tangible Net Benefit Test: The secondary market purchase of a loan does not trigger coverage of the statute.”			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002937	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002938	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $495,693.20 is underdisclosed from calculated Finance Charge of $497,879.81 in the amount of $2,186.61.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2342.82 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002939	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $298,673.60 is underdisclosed from calculated Finance Charge of $299,882.25 in the amount of $1,208.65.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $1208.65 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002940	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $255,296.41 is underdisclosed from calculated Finance Charge of $256,274.08 in the amount of $977.67.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002941	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $95,156.23 is underdisclosed from calculated Finance Charge of $95,543.64 in the amount of $387.41.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note of $445.24 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002942	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002943	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $64,167.80 is underdisclosed from calculated Finance Charge of $64,381.24 in the amount of $213.44.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $947.62 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002944	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002945	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002946	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,168.45 is underdisclosed from calculated Finance Charge of $283,297.55 in the amount of $1,129.10.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on note does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002947	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $558,972.70 is underdisclosed from calculated Finance Charge of $560,891.82 in the amount of $1,919.12.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note $2664.32 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002948	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other	2	[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002949	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002950	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit)
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $282,616.80 is underdisclosed from calculated Finance Charge of $283,766.97 in the amount of $1,150.17.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Unable to determine if a prepayment penalty was included in the pay-off due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on the note does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002951	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,654.50 is underdisclosed from calculated Finance Charge of $180,492.82 in the amount of $838.32.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of 834.55 $ does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002952	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002953	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002954	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
												[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002955	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002956	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002957	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $426,392.40 is underdisclosed from calculated Finance Charge of $429,400.32 in the amount of $3,007.92.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2049.34 does not correspond with the loan amount, loan term and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002958	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty:  No prepayment penalties are permissible in the state of New Jersey.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002959	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002960	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $523,864.60 is underdisclosed from calculated Finance Charge of $527,682.59 in the amount of $3,817.99.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $2,543.46 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002962	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002963	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002964	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002965	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002966	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). [2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002967	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $131,988.05 is underdisclosed from calculated Finance Charge of $132,313.95 in the amount of $325.90.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Disclosed payment on Note of $690.18 does not correspond with the loan amount, loan term, and interest rate on the loan.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002968	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002969	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002970	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002971	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002972	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002973	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3002974	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $344,195.72 is underdisclosed from calculated Finance Charge of $352,090.17 in the amount of $7,894.45.
[2] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $6,695.00 exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($4,533.68).  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Approval indicates the Index used was 1.277%. The closest Index available in our look-back period is 1.35500%%.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002975	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002976	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002977	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002978	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002979	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002980	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $242,733.86 is underdisclosed from calculated Finance Charge of $243,597.73 in the amount of $863.87.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization disclosed prepaid finance charges in the amount of $4,894.32 and the Final HUD reflects $5,750.74.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002981	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002982	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $179,244.54 is underdisclosed from calculated Finance Charge of $179,444.54 in the amount of $200.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose the Notice of settlement $25, tax procurement $50, settlement charges $225 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002983	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $196,284.55 is underdisclosed from calculated Finance Charge of $197,010.94 in the amount of $726.39.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002984	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[2] State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty.
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - ARM Disclosure Compliant Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

State Compliance - North Carolina Home Loan (Impermissible Prepayment Penalty): Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002985	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $249,302.89 is underdisclosed from calculated Finance Charge of $249,411.70 in the amount of $108.81.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose $85 of the $100 settlement fee or $15 courier fee as prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002986	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $94,469.05 is underdisclosed from calculated Finance Charge of $94,541.80 in the amount of $72.75.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure. HUD discloses a credit in the amount of $72.75 that is not itemized therefore excluded.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Assignee liability is unclear.  Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.

															State Compliance - Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Assignee liability is unclear. Purchasers and assignees would not appear to be liable for violations of the Act, except to the extent involved I violations arising from servicing or collecting.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002987	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $147,494.07 is underdisclosed from calculated Finance Charge of $147,829.07 in the amount of $335.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the settlement fee of $175 or the title courier fee of $160 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002988	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $257,008.36 is underdisclosed from calculated Finance Charge of $257,368.36 in the amount of $360.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002989	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002990	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $114,724.23 is underdisclosed from calculated Finance Charge of $115,843.23 in the amount of $1,119.00.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the loan origination fee of $1269, recording service fee of $20, or title courier fee of $25 as prepaid finance charges. Itemization disclosed a survey fee of $95 and a courier fee of $100 as prepaids and audit did not disclose these fees.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002991	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002992	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002993	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002994	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002995	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002996	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3002997	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002998	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3002999	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003000	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003001	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $332,949.47 is underdisclosed from calculated Finance Charge of $333,312.47 in the amount of $363.00.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization disclosed settlement fee for $250 and is $400 on the HUD. Itemization does not disclose attorney fee for $400.00.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003002	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003003	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003004	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003005	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003006	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003007	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003008	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003009	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003010	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003011	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,518.36 is underdisclosed from calculated Finance Charge of $185,868.36 in the amount of $350.00.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $176,844.59 is underdisclosed from calculated Finance Charge of $177,026.87 in the amount of $182.28.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $132,874.96 is underdisclosed from calculated Finance Charge of $133,075.94 in the amount of $200.98.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3003021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
												[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $341,099.42 is underdisclosed from calculated Finance Charge of $341,866.24 in the amount of $766.82.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3003022	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003024	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $185,585.71 is underdisclosed from calculated Finance Charge of $185,907.18 in the amount of $321.47.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to verify Finance Charge under disclosure due to missing TIL itemization.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $174,231.44 is underdisclosed from calculated Finance Charge of $174,480.17 in the amount of $248.73.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose a Wire fee for $100, Settlement/Closing fee for $75, Courier fee for $57 and an Insurance Tracking fee for $7 as prepaid finance charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003028	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003029	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		2	[2] State Compliance - Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 5%.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003030	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $122,991.59 is underdisclosed from calculated Finance Charge of $124,339.45 in the amount of $1,347.86.
												[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure due to itemization does not disclose HUD settlement fee of $280.00 but is $100 on the itemization, lender's title insurance for $444, wire fee $20, courier fee $30, document preparation fee $35.00		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003031	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $83,525.92 is underdisclosed from calculated Finance Charge of $84,204.95 in the amount of $679.03.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003032	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003033	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $151,519.99 is underdisclosed from calculated Finance Charge of $152,442.37 in the amount of $922.38.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing TIL itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003034	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
												[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.					No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3003035	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $77,207.28 is underdisclosed from calculated Finance Charge of $77,534.17 in the amount of $326.89.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003036	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003037	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003038	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $120,254.79 is underdisclosed from calculated Finance Charge of $120,361.64 in the amount of $106.85.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemizaiton of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003039	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003040	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003041	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $115,827.76 is underdisclosed from calculated Finance Charge of $118,340.90 in the amount of $2,513.14.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003042	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $327,634.93 is underdisclosed from calculated Finance Charge of $330,333.56 in the amount of $2,698.63.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure -TIL Itemization does not itemize prepaid finance charges.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003043	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $93,545.99 is underdisclosed from calculated Finance Charge of $93,827.46 in the amount of $281.47.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed. ..		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003044	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003045	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003046	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003047	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003048	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,076.57 is underdisclosed from calculated Finance Charge of $101,311.07 in the amount of $234.50.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose an application fee of $295 as prepaid finance charges.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003049	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003050	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): Virginia Mortgage Lender and Broker Act: Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Virginia Mortgage Lender and Broker Act (Dual Agency Compensation Without Notice): The secondary market purchase of a loan does not trigger coverage of the statute.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003051	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003052	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003053	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $125,815.14 is underdisclosed from calculated Finance Charge of $126,165.58 in the amount of $350.44.
[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure -TIL Itemization does not itemize prepaid finance charges. Total prepaid finance charges disclosed was $2,214.55 and audit calculates $2,559.55.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003054	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
												[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3003055	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003056	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003057	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 0 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003058	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003059	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003060	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003061	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003062	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $264,617.85 is underdisclosed from calculated Finance Charge of $277,060.07 in the amount of $12,442.22.
[2] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under disclosure is in the payment stream. Unable to determine under disclosure. It appears the lender used an index lower than 4.48%%, which is the lowest rate in the look back period.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003063	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003064	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003065	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $246,500.79 is underdisclosed from calculated Finance Charge of $246,690.37 in the amount of $189.58.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003066	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003067	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information.
[3] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] State Compliance - California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003068	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3003069	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $142,057.28 is underdisclosed from calculated Finance Charge of $142,157.29 in the amount of $100.01.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing Itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003070	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
												[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.			Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3003071	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003072	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003073	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003074	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3003075	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003076	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003077	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003078	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003079	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003080	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. [2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003081	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003082	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003083	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003084	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003085	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3003086	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006012	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $158,797.90 is underdisclosed from calculated Finance Charge of $159,177.87 in the amount of $379.97.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
[2] Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing amortization schedule.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006013	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006014	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006015	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006016	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006017	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006018	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006019	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $225,316.89 is underdisclosed from calculated Finance Charge of $225,447.54 in the amount of $130.65.
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a Courier Fee of $100 as a prepaid finance charge.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006020	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006021	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
												[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006022	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006023	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $482,915.36 is underdisclosed from calculated Finance Charge of $484,007.41 in the amount of $1,092.05.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under-disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006024	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006025	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006026	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $292,112.65 is underdisclosed from calculated Finance Charge of $292,162.85 in the amount of $50.20.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Payment Stream under disclosure due to TIL PMI drop off at $102 months and Actual Calculated PMI drop off at 103 months		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006027	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006028	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006029	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006030	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006031	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006032	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006033	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. [2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006034	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006035	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006036	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $497,794.80 is underdisclosed from calculated Finance Charge of $497,887.66 in the amount of $92.86.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The Itemization of Amount Financed (included in the TIL)does not include the Record POA fee of $33.50 or the Record Subordination fee of $54.50 in the Prepaid Finance Charges.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006037	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006038	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006039	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006040	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006041	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006042	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006043	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006044	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006045	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006046	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006047	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006048	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006049	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Close at Home Loan. Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006050	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

															State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006051	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006052	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information.
[2] Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information.
[2] Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower. You	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA - Incorrect HUD-1 Form Used: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006053	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006055	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006056	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): TILA ROR Form - The Third Circuit has prior rulings that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form. Creditors are required to use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006057	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006058	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $239,939.24 is underdisclosed from calculated Finance Charge of $240,178.09 in the amount of $238.85.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization did not disclose a subordination fee of $185 and prepaid interest of $35.09 as prepaid finance charge.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006060	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006061	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006062	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $329,331.91 is underdisclosed from calculated Finance Charge of $329,398.78 in the amount of $66.87.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Close at Home Loan. Final HUD-1 not signed by borrowers however, Acknowledgment of Receipt is in the file signed by borrowers. This unsigned HUD was used for compliance testing.
Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006063	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: XX/XX/XXXX
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006064	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006065	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed by Borrower, however, Acknowledgement of Receipt in file signed by Borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006066	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006067	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $226,405.75 is underdisclosed from calculated Finance Charge of $226,676.46 in the amount of $270.71.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006068	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006069	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006070	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006071	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006072	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
												[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006073	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $307,352.80 is underdisclosed from calculated Finance Charge of $308,835.47 in the amount of $1,482.67.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006074	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006075	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006076	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006077	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006078	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006079	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006080	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006081	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006083	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006084	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006085	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006086	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $123,162.13 is underdisclosed from calculated Finance Charge of $123,450.13 in the amount of $288.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006087	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006088	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Missing Final HUD-1: HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1: HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $381,692.27 is underdisclosed from calculated Finance Charge of $383,785.00 in the amount of $2,092.73.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: The itemization of amount financed did not include the closing fee of $1517.58 as a prepaid finance charge, the itemization did include the appraisal review of $325 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.		Yes	TR HUD Deficiency						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006089	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006090	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Final TIL not signed; however, Acknowledgement of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006091	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010): Borrower not provided with list of service providers.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006092	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $168,207.21 is underdisclosed from calculated Finance Charge of $168,965.21 in the amount of $758.00.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under Disclosure appears to be fee related. The HUD is showing Loan Origination fee as $5191.25 but Itemization is showing the fee as $4001.25. The HUD is also showing a $750 Settlement fee that is not listed on the Itemization.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006094	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006095	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006096	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $82,907.10 is underdisclosed from calculated Finance Charge of $83,059.96 in the amount of $152.86.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[3] Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: Truth in Lending Act (Early TIL Disclosure):  Early TIL does not contain required statement (You are not required to complete this agreement…).
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine underdisclosure, origination charges not broken down on HUD1 to compare to final TIL	Closing / Title - (Doc Error) TIL Error: TIL did not reflect the required verbiage: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Missing Required Statement on Early TIL Disclosure: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006097	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006098	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. [2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1			Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006099	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006100	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006101	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006102	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006103	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006104	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006105	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006106	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006107	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $145,774.43 is underdisclosed from calculated Finance Charge of $146,431.61 in the amount of $657.18.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the Prepaid Interest charges in the amount of $342.08 and TIL Itemization discloses a credit for $320.70 that does not appear on the HUD.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006108	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,914.25 is underdisclosed from calculated Finance Charge of $275,649.88 in the amount of $1,735.63.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL itemization discloses $1751.87 as prepaid finance charges and also a credit in the same amount.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006109	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006110	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Yes	TR TIL Deficiency						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006111	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan.
[3] Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011): Payment amount on the Final TIL does not match the P&I payment for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Interest Rate Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - P&I Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006112	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006113	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Cash-out - Other		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006115	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization NMLS information on loan documents does not match NMLS.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006116	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006117	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006118	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006119	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006120	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006121	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006122	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006123	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006124	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: The regulations do not clarify the enforcement provisions of Mass. Gen. L. c. 183. Accordingly, the consequences of a compliance failure remain unclear.  In particular, it is probable that a violation of the "borrower's interest" standard can be raised as a defense to, or otherwise impede, foreclosure.  Also, it is possible that a violation of the "borrower's interest" standard would constitute a violation of the Massachusetts unfair and deceptive acts and practices statute.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006125	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006126	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.	Federal Compliance - Federal LO Compensation Dual Compensation Pre-Dodd Frank: Assignee Liability: Civil actions that may be brought against a creditor may be maintained against any assignee only if the violation is apparent on the face of the disclosure or other documents assigned, and where the assignment was involuntary. This civil liability may include $4,000, in the case of an individual transaction, or the lesser of $500,000 or 1% of the creditor's net worth in the case of a class action as well as actual damages, court costs, and attorneys' fees. For an anti-steering violation, the creditor may also be liable in an amount equal to the sum of all finance charges and fees paid by the consumer, unless the creditor demonstrates the failure to comply is not material. Notwithstanding any other provision of law, when a creditor, assignee, or other holder or anyone acting on behalf of the creditor, assignee, or holder, initiates a judicial or non-judicial foreclosure of the residential mortgage loan, or any other action to collect the debt in connection with such loan, a consumer may assert a violation as a matter of defense by recoupment or set off without regard for the time limit on a private action for damages.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006127	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006128	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006129	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006130	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006131	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006132	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006133	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.	Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - NMLS Info Not in File: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006134	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006135	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $101,634.54 is underdisclosed from calculated Finance Charge of $101,757.18 in the amount of $122.64.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006136	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006137	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006138	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006139	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Purchase	3	[3] Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - Final TIL Not Provided to Borrower At or Before Consummation: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006140	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006141	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006142	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006143	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA - Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006144	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399.
[2] State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower.
[2] State Compliance - Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1	State Compliance - Maryland Counseling Disclosure Not In File: HB 1399 does not contain express provisions for assignee liability.

State Compliance - Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Assignee liability is unclear.

State Compliance - Maryland Ability to Repay Not Verified: No express provisions for assignee liability

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006145	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. [2] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act: Consumer did not receive the required Closing Disclosure.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
															The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006146	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006147	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006148	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.			Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006149	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006150	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006151	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006152	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
												[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability. Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006153	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006154	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006155	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006156	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006158	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006159	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing [2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006160	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $108,261.21 is underdisclosed from calculated Finance Charge of $110,881.54 in the amount of $2,620.33.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006161	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															State Compliance - South Carolina CHL Complaint Agency Disclosure Timing Test: Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006162	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 4%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006163	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006164	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006165	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. [2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA - Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006166	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006167	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006168	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006169	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006170	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006171	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: XX/XX/XXXX, GFE Date: XX/XX/XXXX Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
Interest Rate Available Through Date is blank for GFE dated XX/XX/XXXX.
[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act: File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and max balance, if applicable.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006172	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006173	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
												[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006174	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006175	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS.
												[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.			Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations. Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees. Federal Compliance - SAFE Act - LO Company NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006176	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act: Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $13,035.76 is underdisclosed from calculated Finance Charge of $13,504.36 in the amount of $468.60.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than 0.125%: TILA APR - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006177	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006178	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $141,059.29 is underdisclosed from calculated Finance Charge of $141,156.30 in the amount of $97.01.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.	Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: Close at Home Loan. Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine under disclosure due to missing Itemization of Amount Financed.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

															State Compliance - Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): The Act does not appear to provide for assignee liability.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006179	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006180	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure): Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.	Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006181	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Second Home	Refinance Rate/Term	2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1	Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006182	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. [2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities.			Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006183	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006184	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006185	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $56,397.40 is underdisclosed from calculated Finance Charge of $56,859.76 in the amount of $462.36.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine the reason for under disclosure due to missing the Itemization of Amount Financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006187	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006188	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006189	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] State Compliance - New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of XXXX% exceeds the state maximum of 2%.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account statement Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006191	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		2	[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. [2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006192	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $213,254.89 is underdisclosed from calculated Finance Charge of $213,305.94 in the amount of $51.05.
[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006193	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without evidence of sufficient cure provided.			Federal Compliance - RESPA (2010) - 10% Tolerance Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006194	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
[2] State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor.
[2] State Compliance - Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.
[2] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	State Compliance - Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Assignee liability is unclear. Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effectiveXX/XX/XXXXalthough there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006195	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): The Residential Mortgage Practices Act does not appear to provide for assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006196	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006197	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.

Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.

															State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Provided): Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006198	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006199	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
[2] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.	Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006200	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006201	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
[2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006202	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006203	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		2	[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006204	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006205	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006206	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.			Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.		No	TNR Testing Not Required						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006207	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $273,988.56 is underdisclosed from calculated Finance Charge of $274,783.65 in the amount of $795.09.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TIL Itemization did not disclose the closing fee of $795 as a prepaid finance charge.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006208	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006209	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		2	[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file. Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.						-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006210	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006211	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other		3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.			Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006212	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	UTD	Purchase	3	[3] Federal Compliance - ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
[3] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
[3] Federal Compliance - TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of XXXX% is underdisclosed from calculated APR of XXXX% outside of 0.250% tolerance.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $201,357.04 is underdisclosed from calculated Finance Charge of $222,116.19 in the amount of $20,759.15.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.	Federal Compliance - Final TIL Finance Charge Under Disclosed: It appears the Lender utilized an index value lower than XXXX%, the lowest index available in the lookback period.	Federal Compliance - ARM Disclosure Status Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - CHARM Booklet Disclosure Status: TILA - subject to a 1 year SOL for affirmative claims under TILA

Federal Compliance - TIL APR Tolerance Irregular Transaction: TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006213	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $63,021.29 is underdisclosed from calculated Finance Charge of $63,526.19 in the amount of $504.90.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Under-disclosure due to lender utilizing an index value of XXXX% per approval, however the lowest index value available in the lookback period is XXXX%	Federal Compliance - ARM Disclosure Timing Test: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006214	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006215	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $311,731.58 is underdisclosed from calculated Finance Charge of $312,172.39 in the amount of $440.81.
												[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine reason for under disclosure due to missing itemization of amount financed.		Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006216	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	3	[3] Federal Compliance - ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[3] Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.	Federal Compliance - ARM Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA

															Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing: TILA - subject to a 1 year SOL for affirmative claims under TILA			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006217	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006218	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Debt Consolidation	3	[3] Federal Compliance - Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
[2] State Compliance - Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - Right of Rescission Timing - Receipt Date Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Notice of Right To Cancel Not Provided to All Required Parties: TILA ROR - 3yrs for rescindable transactions.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006219	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (3) business days from transaction date of XX/XX/XXXX.
[3] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
[2] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
[2] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.	Federal Compliance - TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

															Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006220	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006221	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	UTD UTD	3	[3] Federal Compliance - Missing Final HUD-1: No Document Used For Fee Testing Material: Missing Final HUD-1. No document containing fees provided. Any applicable Federal, State or Local compliance testing is unreliable.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[3] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
[2] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
[2] Federal Compliance - (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail.	Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TILA - Final TIL Missing: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.		UTD	Indeterminable						D	D	D	D	D						D	D	D	D	D
XXXX	XXXX	3006222	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. [2] Federal Compliance - RESPA (2010) - Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. [2] Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.	Federal Compliance - RESPA (2010) - Interest Rate on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006223	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $191,336.01 is underdisclosed from calculated Finance Charge of $192,029.03 in the amount of $693.02.
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] State Compliance - Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.	Federal Compliance - Final TIL Finance Charge Under Disclosed: Unable to determine cause of under disclosure due to missing itemization of amount financed.	Federal Compliance - Final TIL Finance Charge Under Disclosed: TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006224	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
[3] Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
[3] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
[3] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower.
[2] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
[2] Miscellaneous Compliance - (Doc Error) Initial GFE not provided
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s).
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - Notice of Right to Cancel Missing: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA - Initial TIL Missing: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - FACTA Disclosure Missing: There is no Assignee Liability.

Federal Compliance - RESPA -  Initial GFE Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.		Tested	TR Tested						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006225	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[3] Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date.
[2] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of XX/XX/XXXX which is 1 months prior to consummation. A lookback was performed to determine this application date.
[2] Federal Compliance - Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
[2] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
[2] Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
[2] Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
[2] Federal Compliance - SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
[2] Federal Compliance - SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
[2] Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act: Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.	Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA -  Initial Escrow Account Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - SAFE Act - LO Company not licensed at time of application: Liability appears to be limited to originators/licensees.

Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.

															Federal Compliance - Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Liability appears to be limited to originators/licensees.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006226	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006227	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application.
[2] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.	State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): The Consumer Sales Practices Act (CSPA) generally does not provide for assignee liability. The Act provides that no claim or defense may be asserted under the Act by the Attorney General or any consumer against a purchaser or assignee of a mortgage loan for value for any action under the statute unless: (a) the violation was committed by the purchaser or assignee; or (b) the assignee or purchaser is affiliated by common control with the seller of the loan at the time the loan was purchased or assigned.
The CSPA gives authority to the Office to bring class actions, grant injunctions, and levy monetary fines. Additionally, the CSPA provides borrowers with a private right of action. Therefore, it is possible that any action commenced under the CSPA could result in reputational damage. Moreover, note that since the borrower is allowed to seek equitable remedies in a court of law as part of the private right of action, a court could reform the loan terms which could impact purchasers. Therefore, if the seller cannot be compelled to repurchase the loan, the assignee could face exposure.

Federal Compliance - RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - RESPA Servicing Disclosure: Servicing Disclosure Statement Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006228	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Investment	Refinance Rate/Term		1							-						A	A	A	A	A						A	A	A	A	A
XXXX	XXXX	3006229	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
[2] Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
[2] Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1.
[2] Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) - 10% Tolerance With Cure: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO NMLS does not match NMLS: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006442	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	2	[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
[2] Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure.
[2] Federal Compliance - RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
[2] Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
[2] Federal Compliance - SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
[2] Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.	Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA (2010) – Written Service Provider List Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

Federal Compliance - RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

															Federal Compliance - SAFE Act - Individual LO not licensed at time of application: Liability appears to be limited to originators/licensees.			-						B	B	B	B	B						B	B	B	B	B
XXXX	XXXX	3006467	XXXX XXXX	XXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Rate/Term	3	[3] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
[3] Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
[3] Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
[3] Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
[2] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
[2] Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010): GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.	Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: TILA ROR - 3yrs for rescindable transactions.

Federal Compliance - TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

Federal Compliance - 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

															Federal Compliance - RESPA (2010) - GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.			TILA SOL Expired						B	B	B	B	B						B	B	B	B	B